                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
ASSET-BACKED SECURITIES--7.0%
AmeriCredit Prime Automobile Receivables Trust 2007-1,
   Automobile Receivables Nts., Series 2007-1, Cl. D,
   5.62%, 9/8/14                                            $     3,495,000    $     3,115,192
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   0.711%, 5/25/34(1)                                             4,647,879          3,443,912
Argent Securities Trust 2006-M3, Asset-Backed
   Pass-Through Certificates, Series 2006-M3, Cl. A2B,
   0.331%, 9/25/36(1)                                             1,815,322            657,064
Bank of America Credit Card Trust, Credit Card
   Asset-Backed Certificates, Series 2006-A16, Cl. A16,
   4.72%, 5/15/13                                                 2,580,000          2,659,984
Capital Auto Receivables Asset Trust 2007-1, Automobile
   Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%,
   9/17/12                                                          693,000            708,888
Capital One Auto Finance Trust, Automobile Receivables,
   Series 2006-C, Cl. A4, 0.263%, 5/15/13(1)                      3,115,127          3,078,255
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed
Certificates, Series 2003-2, Cl. 2A2, 0.791%, 2/25/33(1)             30,962             28,713
Citibank Omni Master Trust, Credit Card Receivables,
   Series 2009-A12, Cl. A12, 3.35%, 8/15/16(2,3)                225,000,000        224,391,488
CitiFinancial Mortgage Securities, Inc., Real Estate
   Mtg. Investment Conduit Pass-Through Certificates,
   Series 2004-1, Cl. AF2, 2.645%, 4/25/34                          179,853            178,724
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3,
   Asset-Backed Pass-Through Certificates, Series
   2006-WFH3, Cl. A2, 0.331%, 10/25/36(1)                           943,671            899,031
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4,
   Asset-Backed Pass-Through Certificates, Series
   2006-WFH4, Cl. AS, 0.331%, 11/25/36(1)                         2,437,816          2,251,416
CNH Equipment Trust, Asset-Backed Certificates, Series
   2009-B, Cl. A3, 2.97%, 3/15/13                                 3,885,000          3,943,240
Countrywide Home Loans, Asset-Backed Certificates:
   Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(1)                    2,008,016          1,645,139
   Series 2005-17, Cl. 1AF2, 5.362%, 5/1/36(1)                      963,097            794,132
CWABS Asset-Backed Certificates Trust 2006-25,
   Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
   0.351%, 6/25/47(1)                                             4,184,000          3,263,850
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed
   Certificates:
Series 2005-G, Cl. 2A, 0.463%, 12/15/35(1)                          580,446            164,773
   Series 2006-H, Cl. 2A1A, 0.383%, 11/15/36(1)                     204,398             59,132
Discover Card Master Trust, Credit Card Receivables,
   Series 2009-A1, Cl. A1, 1.533%, 12/15/14(1,3)                 65,000,000         65,362,128
DLJ Ltd., Collateralized Bond Obligations, Series 1A,
   Cl. C2, 11.96%, 4/15/11(4,5,6)                                15,000,000                150
DVI Receivables Corp., Equipment Asset-Backed
   Certificates, Series 2001-2, Cl. C, 4.405%,
   11/11/10(4,5,6)                                                3,083,887                 --
Embarcadero Aircraft Securitization Trust, Airplane
   Receivable Nts., Series 2000-A, Cl. B, 8/15/25(4,5,6)          2,730,094                 --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
   Pass-Through Certificates, Series 2006-FF10, Cl. A3,
   0.321%, 7/25/36(1)                                             2,569,208          2,452,615


                      1 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount              Value
                                                            ---------------    ---------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
   Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
   0.341%, 7/7/36(1,5)                                      $     1,075,292    $       864,521
First Franklin Mortgage Loan Trust 2006-FFA, Mtg.
   Pass-Through Certificates, Series 2006-FFA, Cl. A3,
   0.351%, 9/25/36(1)                                             2,397,471            398,891
Ford Credit Auto Owner Trust, Automobile Receivables
   Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11                   1,865,000          1,876,885
Ford Credit Floorplan Master Owner Trust 2009-2,
   Asset-Backed Nts., Series 2009-2, Cl. A, 1.783%,
   9/15/12(1,3)                                                 110,000,000        110,241,879
GE Dealer Floorplan Master Note Trust, Asset-Backed
   Securities, Series 2009-2A, Cl. A, 1.783%,
   10/20/14(1,3,5)                                              100,000,000        100,075,870
Goldman Sachs Asset Management CBO Ltd., Sub.
   Collateralized Bond Obligations, Series 1A, Cl. D,
   6/13/11(4,5,6)                                                 7,652,335                 --
Green Tree Financial Corp., Manufactured Housing
   Contract Sr. Sub. Pass-Through Certificates, Series
   1997-5, Cl. M1, 6.95%, 5/15/29                                 5,000,000          3,733,711
Greenpoint Credit Manufactured Housing Contract Trust,
   Pass-Through Certificates, Series 2000-3, Cl. IM1,
   9.01%, 6/20/31                                                 2,777,203            675,293
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
   Certificates, Series 2005-1, Cl. M6, 5.363%, 6/1/35            2,774,000            645,915
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through
   Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37            1,103,097            110,448
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2005-3,
   Cl. A1, 0.493%, 1/20/35(1)                                     1,399,543          1,212,155
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2006-4,
   Cl. A2V, 0.343%, 3/20/36(1)                                    1,558,042          1,501,642
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 2.551%, 8/15/22(1,5)                      21,000,000         12,600,000
Series 2007-1A, Cl. C, 3.851%, 8/15/22(1,5)                      17,780,000          8,890,000
Series 2007-1A, Cl. D, 5.851%, 8/15/22(1,5)                      17,780,000          7,112,000
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
   2005-4, Cl. 2A1B, 5.17%, 10/25/35                                243,216            241,439
Madison Avenue CDO Ltd., Collateralized Debt
   Obligations, Series 2A, Cl. C1, 2.918%, 3/24/14(1,5)           4,129,588             82,592
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
   Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
   0.331%, 8/25/36(1)                                             5,760,000          2,031,603
NC Finance Trust, Collateralized Mtg. Obligation
   Pass-Through Certificates, Series 1999-I, Cl. ECFD,
   3.035%, 1/25/29(1,5)                                           4,475,119            671,268
Option One Mortgage Loan Trust 2006-2, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 0.331%, 7/1/36(1)        4,011,208          2,811,434
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. A3,
   5.68%, 1/25/36(1)                                              1,366,502          1,267,406
RASC Series 2006-KS7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-KS7, Cl. A2, 0.331%, 9/25/36(1)                           2,668,991          2,565,624


                      2 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
Securitized Asset-Backed Receivables LLC Trust 2007-BR2,
   Asset-Backed Securities, Series 2007-BR2, Cl. A2,
   0.461%, 2/25/37(1)                                       $     1,738,442    $       770,468
SLM Student Loan Trust, Student Loan Receivables, Series
   2005-B, Cl. B, 0.699%, 6/15/39(1)                              6,586,000          2,235,760
SSB RV Trust 2001-1, Recreational Vehicles Mtg.
   Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18              1,341,910          1,346,445
Start CLO Ltd., Asset-Backed Credit Linked Securities,
   Series 2006-3A, Cl. F, 17.255%, 6/7/11(1,5)                    5,550,000          4,921,962
Terwin Mortgage Trust, Home Equity Asset-Backed
   Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37               517,892             81,925
Wells Fargo Home Equity Asset-Backed Securities 2006-2
   Trust, Home Equity Asset-Backed Certificates, Series
   2006-2, Cl. A2, 0.331%, 7/25/36(1)                               569,294            564,164
                                                                               ---------------
Total Asset-Backed Securities (Cost $659,946,626)                                  588,629,126
                                                                               ---------------
MORTGAGE-BACKED OBLIGATIONS--23.9%
GOVERNMENT AGENCY--7.3%
FHLMC/FNMA/FHLB/SPONSORED--6.6%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-12/15/34                                              7,168,271          7,381,452
5.50%, 9/1/39                                                     7,924,432          8,310,335
6%, 1/15/19-7/15/24                                               7,613,438          8,171,230
6%, 1/1/25(7)                                                     5,750,000          6,134,531
6.50%, 4/15/18-6/15/35                                            6,259,061          6,758,117
7%, 8/15/21-10/1/31                                               4,758,133          5,259,321
7.50%, 2/15/32-4/25/36                                            5,843,036          6,582,127
8.50%, 8/15/31                                                      308,936            358,110
10%, 5/15/20                                                        138,279            155,833
10.50%, 6/14/20                                                     136,987            155,976
11.50%, 11/14/16                                                     40,804             42,422
12%, 6/14/10-6/15/17                                                219,542            229,839
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                               5,441,413          5,941,631
Series 151, Cl. F, 9%, 5/15/21                                       10,714             11,764
Series 1590, Cl. IA, 1.30%, 10/15/23(1)                           4,882,749          4,921,332
Series 1674, Cl. Z, 6.75%, 2/15/24                                  243,925            266,006
Series 2006-11, Cl. PS, 23.719%, 3/25/36(1)                       2,474,004          3,310,026
Series 2034, Cl. Z, 6.50%, 2/15/28                                   47,596             51,578
Series 2042, Cl. N, 6.50%, 3/15/28                                   60,695             63,718
Series 2043, Cl. ZP, 6.50%, 4/15/28                               3,705,981          3,948,374
Series 2053, Cl. Z, 6.50%, 4/15/28                                   42,842             46,195
Series 2116, Cl. ZA, 6%, 1/15/29                                  3,314,386          3,563,115
Series 2122, Cl. F, 0.683%, 2/15/29(1)                              135,059            134,490
Series 2279, Cl. PK, 6.50%, 1/15/31                                  74,766             80,987
Series 2326, Cl. ZP, 6.50%, 6/15/31                                 705,411            758,998
Series 2344, Cl. FP, 1.183%, 8/15/31(1)                           1,769,632          1,781,649
Series 2368, Cl. PR, 6.50%, 10/15/31                                116,186            125,518
Series 2368, Cl. TG, 6%, 10/15/16                                   760,986            814,451
Series 2401, Cl. FA, 0.883%, 7/15/29(1)                             243,184            242,887
Series 2412, Cl. GF, 1.183%, 2/15/32(1)                           3,732,619          3,750,707


                      3 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2427, Cl. ZM, 6.50%, 3/15/32                         $     3,529,014    $     3,797,607
Series 2435, Cl. EQ, 6%, 5/15/31                                  1,223,418          1,235,069
Series 2451, Cl. FD, 1.233%, 3/15/32(1)                           1,321,887          1,331,902
Series 2453, Cl. BD, 6%, 5/15/17                                    177,146            190,165
Series 2461, Cl. PZ, 6.50%, 6/15/32                                 481,864            523,254
Series 2464, Cl. FI, 1.233%, 2/15/32(1)                           1,369,697          1,377,267
Series 2470, Cl. AF, 1.233%, 3/15/32(1)                           2,132,744          2,153,436
Series 2470, Cl. LF, 1.233%, 2/15/32(1)                           1,400,816          1,409,450
Series 2471, Cl. FD, 1.233%, 3/15/32(1)                           2,412,622          2,426,517
Series 2475, Cl. FB, 1.233%, 2/15/32(1)                           1,918,505          1,941,932
Series 2500, Cl. FD, 0.733%, 3/15/32(1)                             498,990            495,726
Series 2517, Cl. GF, 1.233%, 2/15/32(1)                           1,158,224          1,164,989
Series 2526, Cl. FE, 0.633%, 6/15/29(1)                             595,807            587,406
Series 2551, Cl. FD, 0.633%, 1/15/33(1)                             437,059            434,438
Series 2551, Cl. LF, 0.733%, 1/15/33(1)                             216,369            215,754
Series 2641, Cl. CE, 3.50%, 9/15/25                                 238,918            239,211
Series 2676, Cl. KY, 5%, 9/15/23                                  2,635,000          2,755,513
Series 2676, Cl. TF, 0.833%, 1/15/32(1)                           3,589,457          3,581,439
Series 2750, Cl. XG, 5%, 2/1/34                                     740,000            751,057
Series 2754, Cl. PE, 5%, 2/15/34                                  5,000,000          5,076,099
Series 2857, Cl. MG, 5%, 9/1/34                                   5,300,000          5,384,990
Series 2890, Cl. PE, 5%, 11/1/34                                    750,000            760,776
Series 2907, Cl. GC, 5%, 6/1/27                                   2,413,218          2,510,790
Series 2929, Cl. PC, 5%, 1/1/28                                   1,870,000          1,948,989
Series 2934, Cl. NA, 5%, 4/15/24                                    339,474            340,064
Series 2936, Cl. PE, 5%, 2/1/35                                   2,807,000          2,847,039
Series 2947, Cl. HE, 5%, 3/1/35                                   4,260,000          4,327,920
Series 2952, Cl. GJ, 4.50%, 12/1/28                               2,284,106          2,347,971
Series 3025, Cl. SJ, 23.895%, 8/15/35(1)                          2,503,201          3,147,044
Series 3035, Cl. DM, 5.50%, 11/15/25                              2,083,145          2,104,088
Series 3057, Cl. LG, 5%, 10/15/35                                 5,000,000          5,076,786
Series 3094, Cl. HS, 23.529%, 6/15/34(1)                          1,412,361          1,829,548
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 177, Cl. IO, 13.038%, 7/1/26(8)                            1,929,084            413,486
Series 183, Cl. IO, 8.246%, 4/1/27(8)                               756,022            168,955
Series 192, Cl. IO, 7.43%, 2/1/28(8)                                334,725             78,918
Series 2035, Cl. PE, 0%, 3/15/28(8,9)                                88,449             17,159
Series 2049, Cl. PL, 18.368%, 4/15/28(8)                            539,931            101,688
Series 205, Cl. IO, 7.654%, 9/1/29(8)                             1,828,408            410,149
Series 206, Cl. IO, 0%, 12/1/29(8,9)                                578,713            110,407
Series 207, Cl. IO, 0%, 4/1/30(8,9)                                 651,216            150,874
Series 2074, Cl. S, 47.99%, 7/17/28(8)                              431,110             72,197
Series 2079, Cl. S, 58.259%, 7/17/28(8)                             706,946            121,756
Series 214, Cl. IO, 0%, 6/1/31(8,9)                                 618,954            143,713
Series 2177, Cl. SB, 99.999%, 8/15/29(8)                            461,524             79,919
Series 224, Cl. IO, 0%, 3/1/33(8,9)                               3,405,485            755,872
Series 243, Cl. 6, 0%, 12/15/32(8,9)                              2,084,926            428,046


                      4 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2526, Cl. SE, 37.348%, 6/15/29(8)                    $     1,076,623    $       165,263
Series 2802, Cl. AS, 98.591%, 4/15/33(8)                          2,762,562            245,330
Series 2819, Cl. S, 49.846%, 6/15/34(8)                          10,244,956          1,220,124
Series 2920, Cl. S, 76.553%, 1/15/35(8)                           6,206,050            722,513
Series 3000, Cl. SE, 98.071%, 7/15/25(8)                          7,086,709            661,391
Series 3004, Cl. SB, 99.999%, 7/15/35(8)                         11,132,096          1,270,277
Series 3110, Cl. SL, 97.744%, 2/15/26(8)                          2,347,949            208,802
Federal National Mortgage Assn.:
4.50%, 1/1/25(7)                                                 12,297,000         12,650,539
5%, 11/25/21-12/25/21                                               195,654            205,246
5%, 1/1/40(7)                                                    40,043,000         41,094,129
5.305%, 10/1/36(10)                                              23,143,295         24,274,317
5.50%, 1/25/22-8/25/22                                            1,918,635          2,033,821
5.50%, 1/1/25-1/1/40(7)                                          65,432,000         68,654,048
6%, 6/25/17-1/25/19                                                 303,044            324,817
6%, 1/1/25-1/1/40(7)                                             58,506,000         62,140,071
6.50%, 4/25/18-1/1/34                                            18,026,030         19,503,408
7%, 11/1/17-9/25/34                                              18,680,057         20,649,208
7%, 4/1/34(10)                                                    8,550,105          9,482,949
7.50%, 6/25/10-3/25/33                                           10,581,058         11,937,885
8.50%, 7/1/32                                                        79,307             88,797
9.50%, 4/25/20-4/8/21                                                76,702             88,004
11%, 11/8/15-2/25/26                                                257,924            298,503
13%, 6/25/15                                                         61,281             72,698
15%, 5/9/13                                                         101,206            114,682
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T10, Cl. IO, 36.988%, 12/25/41(8)                          114,485,035          2,018,119
Interest-Only Stripped Mtg.-Backed Security, Trust
   2001-T3, Cl. IO, 39.782%, 11/25/40(8)                         12,879,502            362,458
Interest-Only Stripped Mtg.-Backed Security, Trust
   2001-T4, Cl. IO, 30.042%, 7/25/41(8)                          21,217,399            773,612
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                   255,859            281,807
Trust 1997-45, Cl. CD, 8%, 7/18/27                                1,518,598          1,685,531
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                            1,605,649          1,736,573
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                71,932             77,464
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                            2,970,582          3,196,777
Trust 2001-19, Cl. Z, 6%, 5/1/31                                  1,663,365          1,782,749
Trust 2001-44, Cl. QC, 6%, 9/25/16                                  373,916            400,795
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                              430,386            463,193
Trust 2001-65, Cl. F, 0.831%, 11/25/31(1)                         2,786,357          2,781,221
Trust 2001-69, Cl. PF, 1.231%, 12/25/31(1)                        3,160,869          3,184,536
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                3,386,543          3,636,610
Trust 2002-12, Cl. PG, 6%, 3/25/17                                2,112,590          2,268,398
Trust 2002-19, Cl. PE, 6%, 4/25/17                                1,146,781          1,229,039
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                             3,274,662          3,547,980
Trust 2002-29, Cl. F, 1.231%, 4/25/32(1)                          1,538,058          1,549,709
Trust 2002-60, Cl. FH, 1.231%, 8/25/32(1)                         3,036,278          3,055,585


                      5 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-64, Cl. FJ, 1.231%, 4/25/32(1)                   $       472,734    $       473,829
Trust 2002-68, Cl. FH, 0.733%, 10/18/32(1)                          981,303            977,768
Trust 2002-81, Cl. FM, 0.731%, 12/25/32(1)                        1,741,177          1,734,546
Trust 2002-84, Cl. FB, 1.231%, 12/25/32(1)                          289,209            291,416
Trust 2002-9, Cl. PC, 6%, 3/25/17                                 2,428,454          2,608,484
Trust 2003-11, Cl. FA, 1.231%, 9/25/32(1)                           394,659            397,663
Trust 2003-116, Cl. FA, 0.631%, 11/25/33(1)                         640,833            637,097
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                             5,556,000          5,809,699
Trust 2003-3, Cl. FM, 0.731%, 4/25/33(1)                          2,187,440          2,179,715
Trust 2004-101, Cl. BG, 5%, 1/25/20                               5,983,000          6,350,105
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                               1,534,930          1,690,556
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                           3,910,000          4,072,844
Trust 2005-12, Cl. JC, 5%, 6/1/28                                 4,026,976          4,198,828
Trust 2005-22, Cl. EC, 5%, 10/1/28                                2,630,000          2,746,257
Trust 2005-25, Cl. PS, 27.143%, 4/25/35(1)                          912,642          1,250,683
Trust 2005-30, Cl. CU, 5%, 4/1/29                                 1,865,817          1,950,969
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                             2,865,000          2,935,045
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                             6,189,235          6,525,874
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                             3,700,000          3,790,561
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                               960,000            998,641
Trust 2006-46, Cl. SW, 23.351%, 6/25/36(1)                        3,615,445          4,787,628
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 45.893%, 11/18/31(8)                       3,162,721            487,693
Trust 2001-63, Cl. SD, 20.223%, 12/18/31(8)                          84,223             14,373
Trust 2001-68, Cl. SC, 14.849%, 11/25/31(8)                          57,812              8,869
Trust 2001-81, Cl. S, 35.965%, 1/25/32(8)                           797,438            123,600
Trust 2002-28, Cl. SA, 37.102%, 4/25/32(8)                          565,597             85,406
Trust 2002-38, Cl. SO, 56.393%, 4/25/32(8)                          532,233             72,913
Trust 2002-39, Cl. SD, 41.379%, 3/18/32(8)                          828,073            110,243
Trust 2002-48, Cl. S, 34.426%, 7/25/32(8)                           899,259            121,484
Trust 2002-52, Cl. SL, 34.755%, 9/25/32(8)                          539,197             73,209
Trust 2002-53, Cl. SK, 39.524%, 4/25/32(8)                          516,182             70,683
Trust 2002-56, Cl. SN, 37.095%, 7/25/32(8)                        1,233,292            167,012
Trust 2002-65, Cl. SC, 66.918%, 6/25/26(8)                        1,611,900            195,840
Trust 2002-77, Cl. IS, 48.288%, 12/18/32(8)                         906,762            123,564
Trust 2002-77, Cl. SH, 43.355%, 12/18/32(8)                         993,637            154,266
Trust 2002-89, Cl. S, 73.262%, 1/25/33(8)                         5,695,605            791,401
Trust 2002-9, Cl. MS, 34.237%, 3/25/32(8)                         1,079,264            144,470
Trust 2003-13, Cl. IO, 11.486%, 3/25/33(8)                        4,168,045            849,181
Trust 2003-23, Cl. ES, 78.28%, 10/25/22(8)                       16,239,244          1,480,287
Trust 2003-26, Cl. DI, 11.185%, 4/25/33(8)                        2,655,837            507,639
Trust 2003-26, Cl. IK, 14.933%, 4/25/33(8)                          465,429             88,961
Trust 2003-33, Cl. SP, 57.579%, 5/25/33(8)                        3,663,292            517,171
Trust 2003-4, Cl. S, 44.288%, 2/25/33(8)                          1,879,230            268,168
Trust 2003-46, Cl. IH, 0%, 6/1/33(8,9)                              708,413            106,625
Trust 2005-14, Cl. SE, 43.159%, 3/25/35(8)                        1,329,044            148,618


                      6 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2005-40, Cl. SA, 73.78%, 5/25/35(8)                   $     9,565,467    $     1,121,862
Trust 2005-40, Cl. SB, 86.007%, 5/25/35(8)                        4,217,625            497,251
Trust 2005-71, Cl. SA, 71.871%, 8/25/25(8)                        4,626,321            549,596
Trust 2005-85, Cl. SA, 99.999%, 10/25/35(8)                       1,462,291            158,709
Trust 2005-87, Cl. SE, 90.237%, 10/25/35(8)                      45,117,623          5,123,846
Trust 2005-87, Cl. SG, 35.577%, 10/25/35(8)                       1,876,135            253,535
Trust 2006-43, Cl. SJ, 99.999%, 6/25/36(8)                        1,334,609            158,936
Trust 2006-60, Cl. DI, 40.599%, 4/25/35(8)                        2,158,350            267,510
Trust 2006-90, Cl. SX, 95.851%, 9/25/36(8)                        8,976,661          1,157,952
Trust 2007-88, Cl. XI, 25.543%, 6/25/37(8)                       23,388,881          2,635,688
Trust 221, Cl. 2, 20.619%, 5/1/23(8)                                756,384            173,493
Trust 240, Cl. 2, 24.881%, 9/1/23(8)                              1,239,802            276,824
Trust 247, Cl. 2, 8.162%, 10/1/23(8)                                300,628             72,613
Trust 252, Cl. 2, 12.377%, 11/1/23(8)                                89,995             21,358
Trust 254, Cl. 2, 0.792%, 1/1/24(8)                                 256,728             61,093
Trust 2682, Cl. TQ, 99.999%, 10/15/33(8)                          3,885,379            461,734
Trust 2981, Cl. BS, 99.999%, 5/15/35(8)                           6,931,634            820,981
Trust 301, Cl. 2, 0%, 4/1/29(8,9)                                 1,136,513            257,331
Trust 303, Cl. IO, 18.81%, 11/1/29(8)                               675,124            128,346
Trust 313, Cl. 2, 14.061%, 6/1/31(8)                             10,431,866          2,297,707
Trust 319, Cl. 2, 14.413%, 2/1/32(8)                                803,042            184,251
Trust 321, Cl. 2, 2.309%, 4/1/32(8)                               5,050,091          1,238,899
Trust 324, Cl. 2, 0%, 7/1/32(8,9)                                 2,247,120            528,903
Trust 328, Cl. 2, 0%, 12/1/32(8,9)                                7,851,347          1,741,723
Trust 331, Cl. 5, 0%, 2/1/33(8,9)                                 4,529,955            863,527
Trust 334, Cl. 10, 3.885%, 2/1/33(8)                              3,673,988            682,491
Trust 334, Cl. 12, 0%, 2/1/33(8,9)                                5,636,645          1,040,187
Trust 339, Cl. 7, 0%, 7/1/33(8,9)                                13,234,715          2,155,918
Trust 345, Cl. 9, 2.695%, 1/1/34(8)                               4,956,763            890,190
Trust 351, Cl. 10, 2.356%, 4/1/34(8)                              1,511,646            291,664
Trust 351, Cl. 8, 2.594%, 4/1/34(8)                               2,470,240            476,181
Trust 356, Cl. 10, 0%, 6/1/35(8,9)                                2,125,967            401,623
Trust 356, Cl. 12, 0%, 2/1/35(8,9)                                1,063,344            199,268
Trust 362, Cl. 12, 2.484%, 8/1/35(8)                                192,162             36,792
Trust 362, Cl. 13, 0.287%, 8/1/35(8)                                129,722             24,857
Vendee Mortgage Trust, Interest-Only Stripped
   Mtg.-Backed Security:
Series 1992-2, Cl. IO, 17.755%, 9/15/22(8)                       11,240,269            198,720
Series 1995-2B, Cl. 2IO, 21.249%, 6/15/25(8)                        769,183             10,200
Series 1995-3, Cl. 1IO, 9.083%, 9/15/25(8)                       25,723,015            162,636
                                                                               ---------------
                                                                                   549,603,351
                                                                               ---------------
GNMA/GUARANTEED--0.7%
Government National Mortgage Assn.:
3.625%, 7/1/27(1)                                                     6,728              6,890
4.50%, 1/1/40(7)                                                 37,505,000         37,540,180


                      7 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
GNMA/GUARANTEED CONTINUED
7%, 1/29/28-2/8/30                                          $     1,759,130    $     1,957,105
8%, 1/29/28-9/29/28                                                 663,244            762,183
11%, 11/8/19                                                         13,888             15,382
12%, 12/9/13-9/1/15                                                  23,659             26,471
12.50%, 12/29/13-11/29/15                                           634,129            680,470
13%, 10/30/15                                                       983,951          1,102,195
13.50%, 6/30/15                                                   1,378,220          1,555,400
Government National Mortgage Assn., Gtd. Real Estate
   Mtg. Investment Conduit Multiclass Pass-Through
   Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                               6,667,097          7,327,715
Series 2000-12, Cl. ZA, 8%, 2/16/30                               3,542,592          3,858,637
Government National Mortgage Assn., Gtd. Real Estate
   Mtg. Investment Conduit Pass-Through Certificates,
   Series 2000-7, Cl. Z, 8%, 1/16/30                              3,229,144          3,516,823
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 45.831%, 7/16/28(8)                       1,443,253            248,507
Series 1998-6, Cl. SA, 65.477%, 3/16/28(8)                          888,614            128,314
Series 2006-47, Cl. SA, 69.556%, 8/16/36(8)                      10,184,934          1,133,803
                                                                               ---------------
                                                                                    59,860,075
                                                                               ---------------
NON-AGENCY--16.6%
COMMERCIAL--10.0%
Baer Stearns Commercial Mortgage Securities, Inc.,
   Commercial Mtg. Pass-Through Certificates, Series
   2004-PWR4, Cl. A3, 5.468%, 6/1/41(3)                          39,120,000         39,594,995
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates:
Series 2005-1, Cl. A5, 5.082%, 11/1/42(1,3)                      23,457,000         23,304,166
Series 2005-6, Cl. A4, 5.179%, 9/01/47(1,3)                      21,852,000         21,495,292
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                          10,440,000          7,351,977
Series 2008-1, Cl. A4, 6.166%, 12/1/17(1)                         9,860,000          8,882,813
Series 2008-1, Cl. AM, 6.209%, 2/10/51(1)                         8,165,000          5,672,953
Capital Lease Funding Securitization LP, Interest-Only
   Corporate-Backed Pass-Through Certificates, Series
   1997-CTL1, 0%, 6/22/24(8,9)                                    2,533,749            103,656
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
   Pass-Through Certificates, Series 2005-17, Cl. 1A8,
   5.50%, 9/1/35                                                  9,716,000          7,441,153
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg.
   Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1,
   5.492%, 12/20/35(1)                                              517,060            392,289
Citigroup Commercial Mortgage Trust 2006-C4, Commercial
   Mtg. Pass-Through Certificates, Series 2006-C4, Cl.
   A3, 5.913%, 3/1/49(1)                                          7,470,000          7,168,830
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
   Mortgage Trust, Commercial Mtg. Pass-Through
   Certificates, Series 2007-CD4, Cl. A2B, 5.205%,
   12/11/49(3)                                                   69,103,000         70,646,941
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C3, Cl. A4,
   5.912%, 6/1/39(1)                                              4,210,000          3,378,514


                      8 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
COMMERCIAL CONTINUED
Credit Suisse First Boston Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates, Series
   2005-C1, Cl. A4, 5.014%, 2/1/38(3)                        $   45,225,000    $    44,450,115
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
   Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37         14,082,781         10,256,047
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through
   Certificates:
Series 2007-RS1, Cl. A2, 0.731%, 1/27/37(1)                       4,054,495          1,229,019
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                        3,193,891          1,759,595
DLJ Mortgage Acceptance Corp., Commercial Mtg.
   Obligations, Series 1997-CF2, Cl. B30C, 6.112%,
   10/15/30(1,5)                                                 36,400,000          4,732,000
First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                              2,788,526          1,981,868
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
   Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
   6.104%, 11/1/37(1)                                            12,782,497          9,033,589
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39           2,057,780          2,061,864
GMAC Commercial Mortgage Securities, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 1998-C1, Cl.
   F, 6.984%, 5/15/30(1,5)                                        2,000,000          2,007,795
Greenwich Capital Commercial Funding Corp./Commercial
   Mortgage Trust 2007-GG11, Commercial Mtg.
   Pass-Through Certificates, Series 2007-GG11, Cl. A4,
   5.736%, 8/1/17                                                19,960,000         17,764,799
Greenwich Capital Commercial Funding Corp./Commercial
   Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
   Certificates, Series 2007-GG9, Cl. A2, 5.381%,
   3/10/39(3)                                                    69,976,000         70,944,447
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39           5,240,000          4,600,120
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg.
   Pass-Through Certificates, Series 2005-AR31, Cl. 2
   A2, 5.236%, 1/1/36(1)                                          1,432,867            248,443
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46(1,3)                    50,541,000         48,848,731
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                        9,600,000          9,290,219
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                         11,430,000          9,669,545
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                          14,935,000         13,045,357
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                         16,776,000         12,086,679
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                         5,495,000          5,639,173
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                           22,090,000         17,437,614
Series 2008-C2, Cl. AM, 6.579%, 2/1/51(1)                        13,140,000          7,320,695
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through
   Certificates, Series 2006-A2, Cl. 3A4, 5.673%,
   4/1/36(1)                                                      6,359,668          1,869,046
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
   Certificates, Series 2006-A7, Cl. 2A2, 5.762%,
   1/1/37(1)                                                      2,410,173          1,786,238
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2008-C1, Cl.
   AM, 6.149%, 4/11/41(1)                                         6,930,000          5,251,309


                      9 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
COMMERCIAL CONTINUED
Lehman Structured Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 2002-GE1, Cl. A,
   2.514%, 7/1/24(2)                                        $       328,881    $       235,906
Lehman Structured Securities Corp., Mtg.-Backed
   Securities, 6%, 5/1/29                                         2,641,356            713,497
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34             3,032,097          2,608,188
ML-CFC Commercial Mortgage Trust 2006-4, Commercial Mtg.
   Pass-Through Certificates, Series 2006-4, Cl. A2,
   5.112%, 12/1/49(3)                                            21,166,000         21,281,446
Morgan Stanley Capital I Trust 2003-IQ4, Commercial Mtg.
   Pass-Through Certificates, Trust 2003-IQ4, Cl. A2,
   4.07%, 5/1/40(3)                                              30,410,000         29,693,647
Morgan Stanley Capital I Trust 2004-TOP13, Commercial
   Mtg. Pass-Through Certificates, Trust 2004-TOP13, Cl.
   A4, 4.66%, 9/1/45(3)                                          25,000,000         24,779,320
Morgan Stanley Capital I Trust, Commercial Mtg.
   Pass-Through Certificates, Series 2007-IQ16, Cl. A4,
   5.809%, 12/1/49                                                8,890,000          7,597,205
Morgan Stanley Capital I, Commercial Mtg. Pass-Through
   Certificates, Series 2006-HQ10, Cl. AM, 5.36%, 11/1/41        15,820,000         13,063,251
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2005-QA4, Cl. A32,
   5.358%, 4/25/35(1)                                               379,746             80,427
Residential Asset Securitization Trust 2006-A12, Mtg.
   Pass-Through Certificates, Series 2006-A12, Cl. 1A,
   6.25%, 11/1/36                                                 2,589,139          1,672,302
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
   Certificates, Series 2007-1, Cl. 2A1, 5.828%,
   2/1/37(1)                                                     29,221,737         21,207,325
Structured Asset Mortgage Investments, Inc., Mtg.
   Pass-Through Certificates, Series 2002-AR3, Cl. A2,
   0.733%, 9/19/32(1)                                             1,734,685            768,682
Wachovia Bank Commercial Mortgage Trust 2003-C9,
   Commercial Mtg. Pass-Through Certificates, Series
   2003-C9, Cl. A4, 5.012%, 12/1/35(3)                           34,938,000         35,155,933
Wachovia Bank Commercial Mortgage Trust 2005-C17,
   Commercial Mtg. Pass-Through Certificates, Series
   2005-C17, Cl. A4, 5.083%, 3/1/42(3)                           49,955,000         48,855,505
Wachovia Bank Commercial Mortgage Trust 2005-C19,
   Commercial Mtg. Pass-Through Certificates, Series
   2005-C19, Cl. A5, 4.661%, 5/1/44(3)                           20,695,000         20,781,561
Wachovia Bank Commercial Mortgage Trust 2005-C22,
   Commercial Mtg. Pass-Through Certificates, Series
   2005-C22, Cl. A4, 5.265%, 12/1/44(1,3)                        69,336,250         67,800,487
Wachovia Bank Commercial Mortgage Trust 2006-C29,
   Commercial Mtg. Pass-Through Certificates, Series
   2006-C29, Cl. A2, 5.275%, 11/15/48                             2,137,000          2,179,439
Wachovia Bank Commercial Mortgage Trust 2007-C33,
   Commercial Mtg. Pass-Through Certificates, Series
   2007-C33, Cl. A4, 5.902%, 2/1/51(1)                           15,020,000         12,374,987
Wachovia Bank Commercial Mortgage Trust 2007-C34,
   Commercial Mtg. Pass-Through Certificates, Series
   2007-C34, Cl. AJ, 5.952%, 5/1/46(1)                            6,960,000          3,474,146


                     10 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
COMMERCIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR15, Cl.
   1A, 1.384%, 11/1/46(1)                                   $     3,756,176    $     1,882,223
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust,
   Mtg. Pass-Through Certificates, Series 2007-OA3, Cl.
   5A, 1.481%, 4/1/47(1)                                          2,683,980          1,303,557
Wells Fargo Mortgage-Backed Securities 2004-W Trust,
   Mtg. Pass-Through Certificates, Series 2004-W, Cl.
   B2, 2.995%, 11/1/34(1)                                         2,916,914            949,193
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
   Mtg.  Pass-Through Certificates, Series 2005-AR1, Cl.
   1A1, 4.233%, 2/1/35(1)                                        13,396,438         12,012,737
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
   1A3, 3.212%, 4/25/36(1)                                        8,518,689          6,871,077
                                                                               ---------------
                                                                                   836,089,927
                                                                               ---------------
MANUFACTURED HOUSING--0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
   2A1, 6.10%, 9/25/36(1)                                        13,573,964         11,365,551
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A5, 5.01%, 3/25/36(1)                                         4,203,534          3,389,856
                                                                               ---------------
                                                                                    14,755,407
                                                                               ---------------
MULTIFAMILY--0.2%
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg.
   Pass-Through Certificates, Series 2005-A2, Cl. A2,
   4.258%, 2/1/35(1)                                              3,102,530          2,697,450
Wells Fargo Mortgage Backed Securities 2006-AR10 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
   5A1, 5.589%, 7/1/36(1)                                         7,672,508          5,983,144
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
   2A1, 5.605%, 7/25/36(1)                                        6,559,569          4,415,367
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
   3A1, 5.096%, 3/25/36(1)                                        6,514,846          5,282,402
                                                                               ---------------
                                                                                    18,378,363
                                                                               ---------------
RESIDENTIAL--6.2%
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2007-4, Cl.
   AM, 5.811%, 8/1/17(1)                                         17,290,000         12,529,129
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through
   Certificates, Series 2004-2, Cl. 12A2, 3.916%,
   5/1/34(1)                                                     11,331,642          9,100,689
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through
   Certificates, Series 2004-9, Cl. 23A1, 4.983%,
   11/1/34(1)                                                     5,132,701          4,719,966
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg.
   Pass-Through Certificates, Series 2006-S3, Cl. 1A2,
   6%, 11/1/36                                                   11,100,000          8,352,720


                     11 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
RESIDENTIAL CONTINUED
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
   Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
   4.559%, 2/1/37(1)                                        $     7,196,891    $     6,630,257
CHL Mortgage Pass-Through Trust 2005-24, Mtg.
   Pass-Through Certificates, Series 2005-24, Cl. A35,
   5.50%, 11/1/35                                                 3,799,567          3,597,588
CHL Mortgage Pass-Through Trust 2005-26, Mtg.
   Pass-Through Certificates, Series 2005-26, Cl. 1A8,
   5.50%, 11/1/35                                                 8,311,812          7,632,466
CHL Mortgage Pass-Through Trust 2005-27, Mtg.
   Pass-Through Certificates, Series 2005-27, Cl. 2A1,
   5.50%, 12/1/35(5)                                              7,643,064          6,102,457
CHL Mortgage Pass-Through Trust 2005-31, Mtg.
   Pass-Through Certificates, Series 2005-31, Cl. 2A4,
   5.418%, 1/1/36(1)                                              3,342,882            745,934
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
   Pass-Through Certificates, Series 2005-J4, Cl. A7,
   5.50%, 11/1/35                                                 5,551,000          3,895,932
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
   Pass-Through Certificates, Series 2006-6, Cl. A3, 6%,
   4/1/36                                                         2,937,632          2,513,457
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
   Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
   5.638%, 6/1/47(1,5)                                            7,005,327          4,615,284
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
   Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 6.049%, 9/1/47(1)                      34,610,047         24,158,384
Series 2007-HY4, Cl. 1A2, 6.049%, 9/1/47(1,5)                     8,837,548          1,590,759
Series 2007-HY4, Cl. 2A2, 6.214%, 11/1/37(1,5)                    1,952,855            351,514
Series 2007-HY4, Cl. 3A2, 6.393%, 11/1/37(1,5)                    2,149,129            324,384
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg.
   Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.905%, 9/1/37(1,5)                     9,673,614          2,475,521
Series 2007-HY5, Cl. 2A2, 5.95%, 9/1/37(1,5)                      2,605,387            459,846
Series 2007-HY5, Cl. 3A2, 6.129%, 9/1/37(1,5)                     6,592,501          1,506,272
Citigroup Commercial Mortgage Trust 2007-C6, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C6, Cl.
   A2, 5.70%, 8/1/12(1)                                           2,930,000          2,982,319
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg.
   Pass-Through Certificates, Series 2005-2, Cl. 1A3,
   4.952%, 5/1/35(1)                                              9,054,740          7,438,810
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg.
   Pass-Through Certificates, Series 2005-3, Cl. 2A4,
   5.194%, 8/1/35(1)                                             18,361,136         11,213,934
Citigroup Mortgage Loan Trust, Inc. 2006-AR1,
   Mtg.-Backed Nts., Series 2006-AR1, Cl. 3A2, 5.50%,
   3/1/36(1)                                                      9,962,967          2,200,909
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg.
   Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.528%, 3/1/36(1)                      21,229,856         16,732,725
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36                          8,784,278          2,296,794
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
   Mortgage Trust, Commercial Mtg. Pass-Through
   Certificates, Series 2007-CD4, Cl. AMFX, 5.366%,
   12/1/49                                                       14,965,000          9,909,446
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
   Mtg. Investment Conduit Pass-Through Certificates,
   Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                        6,817,273          5,854,313


                     12 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
RESIDENTIAL CONTINUED
CWALT Alternative Loan Trust 2006-43CB, Mtg.
   Pass-Through Certificates, Series 2006-43CB, Cl.
   1A10, 6%, 2/1/37                                         $    33,663,769    $    21,899,999
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
   Certificates, Series 2004-5, Cl. 2A1, 3.761%,
   5/1/34(1)                                                      7,937,130          6,520,843
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through
   Certificates:
Series 2005-AR6, Cl. 1A4, 3.262%, 9/1/35(1)                      22,503,518         20,148,424
Series 2005-AR6, Cl. 3A1, 4.555%, 9/25/35(1)                     10,363,101          8,880,162
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
   Certificates, Series 2005-AR7, Cl. 4A1, 5.335%,
   11/1/35(1)                                                     7,167,300          5,546,939
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
   Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36              4,859,162          4,216,195
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
   Certificates, Series 2007-AR1, Cl. 4A1, 5.809%,
   3/1/37(1)                                                      8,465,883          6,357,725
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through
   Certificates, Series 2007-A1, Cl. 7A1, 5.291%,
   7/1/35(1)                                                     13,521,662         12,301,638
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
   Certificates, Series 2007-A3, Cl. 3A3, 6.002%,
   5/1/37(1,5)                                                    3,970,307            873,468
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C7, Cl.
   AM, 6.166%, 9/11/45(1)                                        27,890,000         20,541,180
Lehman Mortgage Trust, Mtg. Pass-Through Certificates,
   Series 2006-1, Cl. 1A3, 5.50%, 2/1/36(5)                       2,970,234          2,638,993
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg.
   Pass-Through Certificates, Series 2006-2, Cl. 1A1,
   4.035%, 4/1/36(1)                                              7,524,512          4,898,457
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   6.064%, 10/25/36(1)                                           12,333,408         10,573,419
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1, Cl. A2,
   5.75%, 1/25/33                                                    37,771             37,482
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
   2006-QS13, Cl. 1A5, 6%, 9/25/36                                9,685,252          6,387,136
Mtg. Asset-Backed Pass-Through Certificates, Series
   2006-QS13, Cl. 1A8, 6%, 9/25/36                                  952,831            867,860
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A28,
   5.75%, 4/25/37                                                 3,980,572          2,301,426
Residential Asset Securitization Trust 2005-A14, Mtg.
   Pass-Through Certificates, Series 2005-A14, Cl. A1,
   5.50%, 12/1/35                                                 9,819,000          7,085,806
Residential Asset Securitization Trust 2005-A6CB, Mtg.
   Pass-Through Certificates, Series 2005-A6CB, Cl. A7,
   6%, 6/1/35                                                    14,742,706         10,917,987
Residential Funding Mortgage Securities I, Inc., Mtg.
   Pass-Through Certificates, 5.738%, 7/1/37(1,5)                 6,035,184            521,440
Salomon Brothers Mortgage Securities VII, Inc.,
   Collateralized Mtg. Obligations, Series 2001-UP2, Cl.
   AF2, 7.25%, 10/25/31                                              65,718             47,911
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust,
   Mtg. Pass-Through Certificates, Series 2007-AR12, Cl.
   1A8, 4.826%, 10/1/35(1)                                        8,491,547          6,799,583


                     13 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
RESIDENTIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
   1A2, 5.92%, 9/1/36(1)                                    $     8,690,895    $     7,214,175
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
   Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.387%, 2/1/37(1)                      45,768,348         32,430,225
Series 2007-HY1, Cl. 5A1, 5.737%, 2/1/37(1)                      27,336,664         18,612,654
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
   1A1, 5.565%, 12/1/36(1)                                       31,223,467         20,897,480
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY3, Cl.
   4A1, 5.314%, 3/1/37(1)                                        28,383,935         22,628,135
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
   4A1, 5.512%, 9/25/36(1)                                       26,018,805         18,389,168
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
   2A1, 5.668%, 6/25/37(1)                                       13,156,099          9,268,388
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY7, Cl.
   2A1, 5.792%, 7/1/37(1)                                         7,387,908          5,009,559
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
   Mtg. Pass-Through Certificates, Series 2005-AR16, Cl.
   2A1, 3.363%, 10/1/35(1)                                        5,124,790          4,336,305
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
   Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 4.306%, 7/1/36(1,5)                    2,096,331            472,698
Series 2006-AR10, Cl. 4A2, 5.556%, 7/1/36(1,5)                    7,818,553          1,563,711
Series 2006-AR10, Cl. 5A6, 5.589%, 7/1/36(1)                     40,118,503         30,713,241
Series 2006-AR10, Cl. 5A3, 5.589%, 7/1/36(1)                      3,623,178          2,788,306
Series 2006-AR10, Cl. 2A2, 5.605%, 7/1/36(1,5)                    5,568,614          1,212,528
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR13, Cl.
   A4, 5.753%, 9/1/36(1)                                         30,310,000         19,160,009
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
   2A1, 5.24%, 4/1/36(1)                                          5,936,736          4,810,024
                                                                               ---------------
                                                                                   519,802,488
                                                                               ---------------
Total Mortgage-Backed Obligations (Cost $2,188,023,000)                          1,998,489,611
                                                                               ---------------
U.S. GOVERNMENT OBLIGATIONS--2.0%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13(11)        23,035,000         24,151,391
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14(11)        46,200,000         46,219,820
Federal National Mortgage Assn. Nts.:
3%, 9/16/14(11,12)                                               32,555,000         33,003,673
4.375%, 10/15/15(13)                                             15,004,000         15,982,306
5.375%, 7/15/16                                                   7,948,000          8,861,305


                     14 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount              Value
                                                            ---------------     ---------------
U.S. Treasury Bills, 0.07%, 1/14/10(10,14)                  $    30,000,000     $    29,999,193
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16(15)                 11,271,000           9,242,164
                                                                                ---------------
Total U.S. Government Obligations (Cost $165,766,302)                               167,459,852
                                                                                ---------------
FOREIGN GOVERNMENT OBLIGATIONS--31.9%
ARGENTINA--0.6%
Argentina (Republic of) Bonds:
0.943%, 8/3/12(1)                                                10,197,751           9,363,070
2.50%, 12/31/38(1)                                                8,660,000           3,052,650
Series GDP, 2.724%, 12/15/35(1)                                  14,990,000           1,038,807
Series V, 7%, 3/28/11                                             8,102,000           7,911,378
Series VII, 7%, 9/12/13                                           2,970,000           2,628,038
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15             35,700,000          30,056,955
                                                                                ---------------
                                                                                     54,050,898
                                                                                ---------------
AUSTRALIA--0.1%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12                                             2,355,000 AUD       2,161,042
Series 14, 5.50%, 8/1/14                                          3,430,000 AUD       3,072,790
                                                                                ---------------
                                                                                      5,233,832
                                                                                ---------------
BELGIUM--0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                4,580,000 EUR       7,059,150
                                                                                ---------------
BRAZIL--4.4%
Banco Nacional de Desenvolvimento Economico e Social
   Nts., 6.369%, 6/16/18(2)                                       9,780,000          10,525,725
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                      27,460,000          29,794,100
8%, 1/15/18                                                         826,389             947,042
8.875%, 10/14/19                                                  6,305,000           8,164,975
Brazil (Federal Republic of) Nota Do Tesouro Nacional
   Nts.:
10%, 1/10/10                                                     10,582,000 BRR       6,059,657
10%, 1/1/12                                                     159,624,000 BRR      88,672,096
10%, 1/1/14                                                      36,620,000 BRR      19,324,696
10%, 1/1/17                                                     354,870,000 BRR     175,120,296
10.95%, 5/15/45                                                   9,870,000 BRR      10,036,978
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                 7,950,000           9,333,300
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19            5,960,000           6,377,200
                                                                                ---------------
                                                                                    364,356,065
                                                                                ---------------
CANADA--0.2%
Canada Housing Trust Sec. Bonds, 4.10%, 12/15/18                 10,025,000 CAD       9,772,230
Quebec (Province of) Nts., 4.50%, 12/1/18                        10,100,000 CAD       9,876,242
                                                                                ---------------
                                                                                     19,648,472
                                                                                ---------------
COLOMBIA--0.7%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(2)           9,872,000,000 COP       5,183,150
                                                                                ---------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                   5,628,000           6,162,660
12%, 10/22/15                                                31,880,000,000 COP      19,203,360
Colombia (Republic of) Nts., 11.75%, 3/1/10                   5,286,000,000 COP       2,625,935
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19                  8,830,000          10,044,125


                     15 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount              Value
                                                            ---------------     ---------------
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41    $    10,600,000     $     9,884,500
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17               5,320,000           6,024,900
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%,
   6/28/27                                                    4,614,000,000 COP       2,624,651
                                                                                ---------------
                                                                                     61,753,281
                                                                                ---------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/17                         34,970,000 DKK       6,990,672
                                                                                ---------------
EGYPT--0.9%
Egypt (The Arab Republic of) Treasury Bills:
9.758%, 2/2/10(15)                                               17,375,000 EGP       3,142,452
9.817%, 2/2/10(15)                                               53,775,000 EGP       9,725,777
Series 91, 9.656%, 3/9/10(5,15)                                  34,025,000 EGP       6,102,446
Series 182, 9.699%, 1/19/10(15)                                  75,550,000 EGP      13,714,637
Series 273, 9.84%, 1/12/10(15)                                  107,320,000 EGP      19,504,758
Series 273, 9.78%, 2/9/10(15)                                    17,050,000 EGP       3,077,471
Series 273, 9.913%, 2/16/10(15)                                  35,125,000 EGP       6,325,094
Series 273, 9.878%, 2/23/10(15)                                  25,150,000 EGP       4,523,079
                                                                                ---------------
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
   7/15/12(2)                                                    65,090,000 EGP      12,104,800
                                                                                ---------------
                                                                                     78,220,514
                                                                                ---------------
FRANCE--3.9%
France (Government of) Bonds:
3.75% 10/25/19                                                    9,910,000 EUR      14,332,897
4%, 10/25/38                                                      9,890,000 EUR      13,635,786
France (Government of) Treasury Bills:
0.339%, 3/18/10(15)                                              74,200,000 EUR     106,016,852
0.35%, 2/18/10(15)                                               12,150,000 EUR      17,410,239
0.413%, 2/4/10(15)                                              100,000,000 EUR     143,316,370
France (Government of) Treasury Nts., 1.50%, 9/12/11             22,685,000 EUR      32,680,130
                                                                                ---------------
                                                                                    327,392,274
                                                                                ---------------
GERMANY--1.5%
Germany (Federal Republic of) Bonds:
3.50%, 7/4/19                                                    33,825,000 EUR      49,219,819
Series 03, 3.75%, 7/4/13                                          8,135,000 EUR      12,350,012
Series 08, 4.75%, 7/4/40                                         10,355,000 EUR      16,470,992
Germany (Federal Republic of) Treasury Bills, 0.27%,
   3/17/10(15)                                                   32,000,000 EUR      45,818,484
                                                                                ---------------
                                                                                    123,859,307
                                                                                ---------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(2)                      7,655,000           7,865,513
                                                                                ---------------
HUNGARY--1.4%
Hungary (Republic of) Bonds:
Series 10/C, 6.75%, 4/12/10                                     730,000,000 HUF       3,880,912
Series 11/B, 6%, 10/12/11                                       197,000,000 HUF       1,033,148
Series 11/C, 6.75%, 4/22/11                                   3,629,800,000 HUF      19,293,042
Series 11/A, 7.50%, 2/12/11                                      98,000,000 HUF         526,285
Series 12/C, 6%, 10/24/12                                     4,781,000,000 HUF      24,645,979
Series 12/B, 7.25%, 6/12/12                                   2,103,000,000 HUF      11,206,612
Series 13/D, 6.75%, 2/12/13                                   1,170,000,000 HUF       6,115,972


                     16 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount                Value
                                                            ---------------       ---------------
Series 14/C, 5.50%, 2/12/14                                   1,259,400,000 HUF   $     6,230,736
Series 15/A, 8%, 2/12/15                                      5,026,000,000 HUF        27,021,467
Series 17/B, 6.75%, 2/24/17                                     492,500,000 HUF         2,430,334
Series 19/A, 6.50%, 6/24/19                                   2,910,000,000 HUF        13,989,502
                                                                                  ---------------
                                                                                      116,373,989
                                                                                  ---------------
INDONESIA--0.8%
Indonesia (Republic of) Nts.:
6.875%, 1/17/18(2)                                               17,820,000            19,691,100
7.25%, 4/20/15(2)                                                 6,705,000             7,543,125
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38(2)                                                 9,645,000            10,947,075
10.375%, 5/4/14(2)                                                5,990,000             7,412,625
11.625%, 3/4/19(2)                                                4,791,000             6,899,040
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(2)          13,695,000            16,536,713
                                                                                  ---------------
                                                                                       69,029,678
                                                                                  ---------------
ISRAEL--0.6%
Israel (State of) Bonds:
5.50%, 2/28/17                                                   62,780,000 ILS        18,002,266
6%, 2/28/19                                                      31,040,000 ILS         9,226,771
Series 2682, 7.50%, 3/31/14                                      71,435,000 ILS        22,394,818
                                                                                  ---------------
                                                                                       49,623,855
                                                                                  ---------------
ITALY--1.8%
Italy (Repubic of) Treasury Bonds, 5%, 9/1/40                    46,020,000 EUR        68,299,823
                                                                                  ---------------
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 3.75%, 12/15/13                     39,302,000 EUR        58,575,513
Buoni del Tesoro Poliennali, 5.25%, 8/1/11                       14,190,000 EUR        21,523,714
                                                                                  ---------------
                                                                                      148,399,050
JAPAN--2.9%
Japan (Government of) Bonds:
2 yr., 0.20%, 10/15/11                                        1,524,000,000 JPY        16,384,207
5 yr., Series 72, 1.50%, 6/20/13                              5,787,000,000 JPY        64,719,643
10 yr., Series 284, 1.70%, 12/20/16                           5,730,000,000 JPY        65,365,374
10 yr., Series 301, 1.50%, 6/20/19                            3,785,000,000 JPY        41,692,384
20 yr., Series 112, 2.10%, 6/20/29                            5,318,000,000 JPY        57,514,568
                                                                                  ---------------
                                                                                      245,676,176
                                                                                  ---------------
MEXICO--2.4%
United Mexican States Bonds:
5.625%, 1/15/17                                                   3,940,000             4,127,150
Series A, 6.375%, 1/16/13                                         6,995,000             7,764,450
Series M10, 7.75%, 12/14/17(1)                                  427,840,000 MXN        32,573,662
Series MI10, 8%, 12/19/13                                     1,021,470,000 MXN        80,479,218
Series M10, 8%, 12/17/15                                        196,800,000 MXN        15,312,099
Series MI10, 9.50%, 12/18/14(1)                                 177,100,000 MXN        14,699,219
Series M20, 10%, 12/5/24(1)                                     355,160,000 MXN        31,176,815
United Mexican States Sr. Unsec. Bonds, 6.05%, 1/11/40              721,000               696,702


                     17 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount                Value
                                                            ---------------       ---------------
United Mexican States Sr. Unsec. Nts., 5.875%, 2/17/14      $    11,365,000       $    12,416,263
                                                                                  ---------------
                                                                                      199,245,578
                                                                                  ---------------
NORWAY--0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13                        12,175,000 NOK         2,325,154
                                                                                  ---------------
PANAMA--0.4%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                   13,680,000            15,629,400
8.875%, 9/30/27                                                   5,065,000             6,609,825
9.375%, 4/1/29                                                    5,615,000             7,496,025
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                4,470,000             5,062,275
                                                                                  ---------------
                                                                                       34,797,525
                                                                                  ---------------
PERU--1.0%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                    3,900,000             4,485,000
7.84%, 8/12/20                                                   63,785,000 PEN        25,448,206
9.91%, 5/5/15                                                    20,920,000 PEN         9,121,439
Series 7, 8.60%, 8/12/17                                         74,811,000 PEN        31,637,621
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16(15)                  14,029,589            11,192,806
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19               3,927,000             4,535,685
                                                                                  ---------------
                                                                                       86,420,757
                                                                                  ---------------
PHILIPPINES--0.2%
Philippines (Republic of the) Bonds, 8%, 1/15/16                  3,450,000             4,019,250
                                                                                  ---------------
Philippines (Republic of the) Unsec. Bonds, 7.75%,
   1/14/31                                                        9,250,000            10,475,625
                                                                                  ---------------
                                                                                       14,494,875
                                                                                  ---------------
POLAND--0.4%
Poland (Republic of) Bonds:
Series 0414, 5.75%, 4/25/14(2)                                   47,870,000 PLZ        16,767,131
Series 0511, 4.25%, 5/24/11                                      45,625,000 PLZ        15,864,644
                                                                                  ---------------
                                                                                       32,631,775
                                                                                  ---------------
PORTUGAL--0.1%
Portugal (Republic of) Obrigacoes Do Tesouro Bonds, 5%,
   6/15/12                                                        5,200,000 EUR         7,961,195
SOUTH AFRICA--0.7%
South Africa (Republic of) Bonds:
7.50%, 1/15/14                                                   97,620,000 ZAR        12,789,397
Series R157, 13.50%, 9/15/15                                    296,120,000 ZAR        49,280,708
                                                                                  ---------------
                                                                                       62,070,105
                                                                                  ---------------
SPAIN--0.5%
Spain (Government of) Bonos Y Oblig Del Estado, 4.25%
   1/31/14                                                       15,445,000 EUR        23,368,674
Spain (Government of) Treasury Bills, Series 12MO,
   0.41%, 3/19/10(15)                                            11,500,000 EUR        16,470,963
                                                                                  ---------------
                                                                                       39,839,637
                                                                                  ---------------
SWEDEN--0.1%
Sweden (Kingdom of) Bonds, Series 1050, 3%, 7/12/16              37,105,000 SEK         5,194,674


                     18 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount                Value
                                                            ---------------       ---------------
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                   7,125,000 EUR   $    10,807,658
                                                                                  ---------------
TURKEY--4.1%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                    13,150,000            14,333,500
7%, 9/26/16                                                      12,550,000            13,930,500
7%, 3/11/19                                                       5,250,000             5,748,750
10.604%, 5/11/11(15)                                             57,100,000 TRY        34,198,455
10.622%, 8/6/14                                                  37,810,000 TRY        25,866,467
12.047%, 2/2/11(15)                                              62,260,000 TRY        38,292,319
16%, 3/7/12(1)                                                  206,705,000 TRY       155,845,711
Series CPI, 10%, 2/15/12(1)                                      17,505,000 TRY        16,304,632
Series CPI, 12%, 8/14/13(1)                                      16,255,000 TRY        14,698,007
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                    6,150,000             6,918,750
7.50%, 7/14/17                                                    6,740,000             7,683,600
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19              8,170,000             9,252,525
                                                                                  ---------------
                                                                                      343,073,216
                                                                                  ---------------
UKRAINE--0.1%
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17(2)         2,220,000             1,709,400
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12(2)            6,050,000             5,203,000
                                                                                  ---------------
                                                                                        6,912,400
                                                                                  ---------------
UNITED ARAB EMIRATES--0.1%
Dubai DOF Sukuk Ltd. Sr. Unsec. Unsub. Nts., 6.396%,
   11/3/14                                                        5,810,000             5,548,550
UNITED KINGDOM--0.7%
United Kingdom Treasury Bonds:
2.25%, 3/7/14                                                    10,746,000 GBP        17,057,071
4.25%, 3/7/11                                                    10,275,000 GBP        17,262,637
4.75%, 12/7/38                                                   13,290,000 GBP        22,636,769
                                                                                  ---------------
                                                                                       56,956,477
                                                                                  ---------------
URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36             6,935,000             7,541,813
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25          7,740,000             8,165,700
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22        13,835,000            15,910,250
                                                                                  ---------------
                                                                                       31,617,763
                                                                                  ---------------
VENEZUELA--0.5%
Venezuela (Republic of) Bonds, 9%, 5/7/23                        10,120,000             6,856,300
Venezuela (Republic of) Nts., 8.50%, 10/8/14                      1,260,000               998,550
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25             28,425,000            16,841,813
Venezuela (Republic of) Unsec. Nts.:
6%, 12/9/20                                                       9,560,000             5,281,900
13.625%, 8/15/18(2)                                              10,220,000             9,312,975
                                                                                  ---------------
                                                                                       39,291,538
                                                                                  ---------------
Total Foreign Government Obligations (Cost $2,555,692,361)                          2,664,721,603


                     19 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount                Value
                                                            ---------------       ---------------
LOAN PARTICIPATIONS--2.2%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev,
   Ukraine Nts., 8.625%, 7/15/11(2)                         $    10,660,000       $     8,607,950
CIT Group, Inc., Sr. Sec. Credit Facilities Term Loan,
   7.50%, 1/18/12(1,7)                                           11,975,000            12,304,313
Credit Suisse First Boston International:
Export-Import Bank of Ukraine, 7.65% Sr. Sec. Bonds,
   9/7/11                                                         2,900,000             2,465,000
Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16            8,910,000             6,593,400
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16(2)                        7,230,000             6,958,875
7.288% Sr. Sec. Nts., 8/16/37(2)                                 19,640,000            18,216,100
8.125% Nts., 7/31/14(2)                                           5,860,000             6,240,900
8.146% Sr. Sec. Nts., 4/11/18(2)                                 10,210,000            10,809,838
8.625% Sr. Sec. Nts., 4/28/34(2)                                  6,450,000             7,078,875
9.25% Sr. Unsec. Unsub. Nts., 4/23/19(2)                          2,920,000             3,270,400
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts.,
   11/26/10(2)                                                    2,920,000             3,044,100
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd
   Lien Term Loan, 12.50%, 7/20/15(1,5)                          13,635,000            14,265,619
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75%
   Nts., 5/29/18(2)                                               4,360,000             4,787,280
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts.,
   7/29/13(2)                                                    11,670,000            11,815,875
TransCapitalInvest Ltd. for OJSC AK Transneft:
5.67% Sec. Bonds, 3/5/14(2)                                       5,340,000             5,385,166
8.70% Sec. Nts., 8/7/18(2)                                        2,900,000             3,328,298
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(2)               16,050,000            17,213,625
VTB Capital SA:
6.25% Sr. Nts., 6/30/35(2)                                        1,470,000             1,378,125
6.315% Sub. Unsec. Nts., 2/4/15                                  31,900,000            31,795,910
6.875% Sr. Sec. Nts., 5/29/18(2)                                  5,860,000             5,860,000
                                                                                  ---------------
Total Loan Participations (Cost $180,316,732)                                         181,419,649
                                                                                  ---------------
CORPORATE BONDS AND NOTES--25.8%
CONSUMER DISCRETIONARY--4.2%
AUTO COMPONENTS--0.2%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15(2)              9,990,000            10,539,450
American Axle & Manufacturing Holdings, Inc., 9.25% Sr.
   Sec. Nts., 1/15/17(2)                                          6,595,000             6,726,900
Goodyear Tire & Rubber Co. (The), 9% Sr. Unsec. Nts.,
   7/1/15                                                         2,490,000             2,602,050
                                                                                  ---------------
                                                                                       19,868,400
                                                                                  ---------------
AUTOMOBILES--0.3%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14            8,595,000             8,766,900
Ford Motor Co., 7.45% Bonds, 7/16/31                             10,815,000             9,611,831
Ford Motor Credit Co. LLC:
7.50% Sr. Unsec. Unsub. Nts., 8/1/12                              6,230,000             6,286,313
8.125% Sr. Unsec. Nts., 1/15/20                                   4,645,000             4,572,329
                                                                                  ---------------
                                                                                       29,237,373


                     20 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International:
6.75% Sr. Unsec. Nts., 4/1/15                               $     3,785,000    $     3,728,225
7% Sr. Unsec. Unsub. Nts., 6/15/17                                1,685,000          1,642,875
StoneMor Operating LLC/Cornerstone Family Service of
   West Virginia, Inc./Osiris Holdings of Maryland
   Subsidiary, Inc., 10.25% Sr. Nts., 12/1/17(2)                  3,625,000          3,706,563
                                                                               ---------------
                                                                                     9,077,663
                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE--1.1%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(2)                       3,515,000          2,869,119
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13(2,4)          10,925,000          1,707,031
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts.,
   12/15/18(2)                                                   11,722,000          9,465,515
Harrah's Operating Escrow LLC/Harrah's Escrow Group,
   11.25% Sr. Sec. Nts., 6/1/17(2)                                3,205,000          3,369,256
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts.,
   3/1/14                                                         5,763,000          5,157,885
Landry's Restaurant, Inc., 11.625% Sr. Sec. Nts.,
   12/1/15(2)                                                     4,835,000          5,149,275
Las Vegas Sands Corp., 6.375% Sr. Unsec. Nts., 2/15/15            6,550,000          5,829,500
   Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
   11/15/15(2,4)                                                 13,535,000          3,383,750
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                     2,455,000          2,129,713
8.50% Sr. Unsec. Nts., 9/15/10                                    1,715,000          1,715,000
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                              3,335,000          2,688,844
11.50% Sr. Sec. Nts., 11/1/17(2)                                  4,905,000          5,027,625
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts.,
   3/15/10                                                        5,785,000          5,785,000
Peninsula Gaming LLC:
8.375% Sr. Sec. Nts., 8/15/15(2)                                    955,000            957,388
10.75% Sr. Unsec. Nts., 8/15/17(2)                                2,375,000          2,398,750
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts.,
   8/15/19(2)                                                     5,690,000          5,846,475
Pinnacle Entertainment, Inc.:
8.25% Sr. Unsec. Sub. Nts., 3/15/12                               2,693,000          2,706,465
8.625% Sr. Nts., 8/1/17(2)                                          935,000            958,375
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14(2)            3,580,000          3,741,100
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(4,5,6)                10,850,000                 --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts.,
   2/1/14(4)                                                     22,435,000            224,350
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16              7,165,000          7,630,725
Wendy's/Arby's Restaurants LLC, 10% Sr. Unsec. Unsub.
   Nts., 7/15/16(2)                                               8,025,000          8,787,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
   Nts., 12/1/14                                                  6,820,000          6,623,925
                                                                               ---------------
                                                                                    94,152,441
                                                                               ---------------
HOUSEHOLD DURABLES--0.3%
Beazer Homes USA, Inc.:
8.375% Sr. Nts., 4/15/12                                          1,305,000          1,233,225
8.625% Sr. Unsec. Nts., 5/15/11                                   2,722,000          2,667,560
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                  9,315,000          9,338,288


                     21 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
HOUSEHOLD DURABLES CONTINUED
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                         $     2,450,000    $     1,874,250
8.875% Sr. Sub. Nts., 4/1/12                                      6,635,000          5,606,575
Lennar Corp., 12.25% Sr. Unsec. Unsub. Nts., 6/1/17(5)            1,850,000          2,238,500
                                                                               ---------------
                                                                                    22,958,398
                                                                               ---------------
INTERNET & CATALOG RETAIL--0.0%
NetFlix, Inc., 8.50% Sr. Unsec. Nts., 11/15/17(2)                 1,940,000          2,022,450

LEISURE EQUIPMENT & PRODUCTS--0.1%
Colt Defense LLC, 8.75% Sr. Unsec. Nts., 11/15/17(2)              5,315,000          5,514,313
Easton-Bell Sports, Inc., 9.75% Sr. Sec. Nts., 12/1/16(2)           965,000          1,004,806
                                                                               ---------------
                                                                                     6,519,119
                                                                               ---------------
MEDIA--1.5%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
   Nts., 12/15/12                                                 7,612,000          7,526,365
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14          6,520,000          6,259,200
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13(2,16)                                      2,164              1,396
12.02% Sr. Sub. Nts., 11/1/13(2,16)                              16,426,565         10,595,134
Belo Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27                 4,660,000          3,751,300
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec.
   Nts., 11/15/17(2)                                              4,855,000          4,927,825
Charter Communications, Inc., 13.50% Sr. Nts., 11/30/16           2,944,512          3,481,885
Clear Channel Worldwide Holdings, Inc.:
9.25% Sr. Nts., 12/15/17(2)                                       1,485,000          1,536,975
9.25% Sr. Unsec. Nts., 12/15/17(2)                                  370,000            379,250
Fisher Communications, Inc., 8.625% Sr. Unsec. Nts.,
   9/15/14                                                        1,435,000          1,382,981
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13               14,770,000         14,326,900
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14(1)               3,180,000          2,659,275
Mediacom LLC/Mediacom Capital Corp., 9.125% Sr. Nts.,
   8/15/19(2)                                                     9,670,000          9,911,750
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14(4,5)                                 2,545,000              6,617
6.875% Sr. Unsec. Sub. Nts., 10/1/13(4,5)                         8,690,000             22,594
News America, Inc., 6.15% Sr. Unsec. Unsub. Nts., 3/1/37          3,034,000          3,028,390
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                           4,165,000          4,409,694
Radio One, Inc., 6.375% Sr. Unsec. Sub. Nts., 2/15/13             1,340,000            989,925
Reynolds Group, 7.75% Sr. Sec. Nts., 10/15/16(2)                  5,595,000          5,748,863
Salem Communications Corp., 9.625% Sr. Sec. Nts.,
   12/15/16(2)                                                    1,930,000          2,031,325
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts.,
   3/15/12                                                       11,930,000         11,691,400
Sinclair Television Group, Inc., 9.25% Sr. Sec. Nts.,
   11/1/17(2)                                                     1,305,000          1,363,725
Time Warner Cable, Inc., 8.75% Sr. Unsub. Nts., 2/14/19           2,442,000          2,981,128
TL Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15(2)                6,695,000          6,435,569
Valassis Communications, Inc., 8.25% Sr. Unsec. Unsub.
   Nts., 3/1/15                                                   8,475,000          8,496,188
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14            475,000            492,813
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14          8,130,000          7,896,263
                                                                               ---------------
                                                                                   122,334,730


                     22 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount              Value
                                                            ---------------     ---------------
MULTILINE RETAIL--0.1%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub.
   Nts., 3/15/14                                            $     6,925,000     $     6,422,938

SPECIALTY RETAIL--0.4%
Burlington Coat Factory Warehouse Corp., 11.125% Sr.
   Unsec. Nts., 4/15/14                                           6,497,000           6,740,638
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts.,
   12/16/36                                                       5,582,000           5,405,905
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13            4,855,000           4,903,550
Michaels Stores, Inc., 10% Sr. Unsec. Unsub. Nts.,
   11/1/14                                                        9,850,000          10,244,000
Sally Holdings LLC, 10.50% Sr. Unsec. Sub. Nts., 11/15/16         2,466,000           2,663,280
                                                                                ---------------
                                                                                     29,957,373
                                                                                ---------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15         7,295,000           7,696,225
                                                                                ---------------
CONSUMER STAPLES--1.3%
BEVERAGES--0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec.
   Unsub. Nts., 7/24/17(1,2)                                     14,600,000 BRR       8,218,265
Cott Beverages, Inc., 8.375% Sr. Nts., 11/15/17(2)                5,575,000           5,770,125
                                                                                ---------------
                                                                                     13,988,390
                                                                                ---------------
FOOD & STAPLES RETAILING--0.3%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                    9,385,000           8,563,813
Pantry, Inc. (The), 7.75% Sr. Unsec. Sub. Nts., 2/15/14           3,448,000           3,327,320
Real Time Data Co., 11% Nts., 5/31/09(4,5,6,16)                   8,836,185                  --
Rite Aid Corp.:
7.50% Sr. Sec. Nts., 3/1/17                                      10,660,000          10,073,700
9.50% Sr. Unsec. Unsub. Nts., 6/15/17                             3,950,000           3,456,250
                                                                                ---------------
                                                                                     25,421,083
                                                                                ---------------
FOOD PRODUCTS--0.7%
ASG Consolidated LLC/Finance, Inc., 11.50% Sr. Unsec.
   Nts., 11/1/11                                                  9,745,000           9,818,088
Bumble Bee Foods LLC, 7.75% Sr. Sec. Nts., 12/15/15(2)            2,325,000           2,336,625
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                    1,895,000           1,885,525
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                            4,645,000           4,761,125
Dean Foods Co., 7% Sr. Unsec. Unsub. Nts., 6/1/16                 5,965,000           5,875,525
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts.,
   5/1/14(5)                                                      5,965,000           6,785,188
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11(2)                   2,910,000           2,677,200
Pinnacle Foods Finance LLC, 9.25% Sr. Unsec. Nts.,
   4/1/15(2)                                                      1,860,000           1,897,200
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
   10.625% Sr. Sub. Nts., 4/1/17                                 12,930,000          13,511,850
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11                       9,295,000           9,318,238
                                                                                ---------------
                                                                                     58,866,564
                                                                                ---------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts.,
   1/15/14                                                        5,170,000           5,118,300
Revlon Consumer Products Corp., 9.75% Sr. Sec. Nts.,
   11/15/15(2)                                                    1,930,000           2,002,375
                                                                                ---------------
                                                                                      7,120,675


                     23 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
TOBACCO--0.1%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18         $     4,854,000    $     6,009,728
                                                                               ---------------
ENERGY--4.1%
ENERGY EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec.
   Nts., 1/15/16(2)                                               6,950,000          7,158,500
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts.,
   12/1/14                                                        5,640,000          5,682,300
North American Energy Alliance LLC, 10.875% Sr. Sec.
   Nts., 6/1/16(2)                                                3,220,000          3,437,350
                                                                               ---------------
                                                                                    16,278,150
                                                                               ---------------
OIL, GAS & CONSUMABLE FUELS--3.9%
Alon Refining Krotz Springs, Inc., 13.50% Sr. Sec. Nts.,
   10/15/14(2)                                                    6,950,000          6,515,625
Anadarko Petroleum Corp., 7.625% Sr. Unsec. Nts., 3/15/14           131,000            150,977
Antero Resources Finance Corp., 9.375% Sr. Nts.,
   12/7/17(2)                                                     4,100,000          4,202,500
Arch Coal, Inc., 8.75% Sr. Nts., 8/1/16(2)                        9,135,000          9,705,938
Atlas Energy Resources LLC, 10.75% Sr. Unsec. Nts.,
   2/1/18                                                         9,565,000         10,617,150
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts.,
   12/15/15                                                       5,275,000          4,694,750
Berry Petroleum Co.:
8.25% Sr. Sub. Nts., 11/1/16                                      4,475,000          4,430,250
10.25% Sr. Unsec. Nts., 6/1/14                                    5,120,000          5,593,600
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                      4,875,000          5,216,250
Bumi Capital Pte. Ltd., 12% Sr. Sec. Nts., 11/10/16(2)            5,300,000          5,339,750
Canadian Natural Resources Ltd., 6.75% Sr. Unsec. Unsub.
   Nts., 2/1/39                                                   3,420,000          3,792,937
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16          3,410,000          3,427,050
Cimarex Energy Co., 7.125% Sr. Nts., 5/1/17                       2,505,000          2,542,575
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Nts.,
   12/15/17(2)                                                    6,695,000          6,728,475
Concho Resources, Inc., 8.625% Sr. Unsec. Nts., 10/1/17           5,225,000          5,512,375
Continental Resources, Inc., 8.25% Sr. Unsec. Nts.,
   10/1/19(2)                                                     2,690,000          2,837,950
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15            5,195,000          5,207,988
Enterprise Products Operating LLP:
6.50% Sr. Unsec. Unsub. Nts., 1/31/19                               107,000            115,624
8.375% Jr. Sub. Nts., 8/1/66(1)                                  10,750,000         10,494,225
Forest Oil Corp.:
7.25% Sr. Unsec. Nts., 6/15/19(2)                                 3,825,000          3,796,313
8.50% Sr. Nts., 2/15/14(2)                                        9,092,000          9,546,600
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18(2)                                            8,800,000          9,812,000
11.75% Sr. Unsec. Nts., 1/23/15(2)                               34,400,000         41,624,000
Kinder Morgan Energy Partners LP, 6% Sr. Unsec. Nts.,
   2/1/17                                                         4,373,000          4,597,882
Mariner Energy, Inc., 11.75% Sr. Unsec. Nts., 6/30/16             6,025,000          6,748,000
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(2)            6,775,000          6,775,000
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14                  9,310,000          7,913,407
OPTI Canada, Inc., 9% Sr. Sec. Nts., 12/15/12(2)                  3,370,000          3,462,675
Pemex Project Funding Master Trust, 6.625% Sr. Unsec.
   Unsub. Nts., 6/15/38(2)                                       13,200,000         12,349,036
Petrobras International Finance Co., 7.875% Sr. Unsec.
Nts., 3/15/19                                                     6,140,000          7,108,966


                     24 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                              Principal
                                                                Amount            Value
                                                            -------------      --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Petrohawk Energy Corp., 10.50% Sr. Unsec. Nts., 8/1/14      $   6,730,000      $    7,386,175
Petroleos Mexicanos, 8% Unsec. Unsub. Nts., 5/3/19              4,000,000           4,650,000
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr.
   Unsec. Nts., 8/14/19(2)                                      7,980,000           8,967,525
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl.
   A3, 6/15/11(2)                                              14,215,075          13,860,622
Plains Exploration & Production Co., 10% Sr. Unsec.
   Nts., 3/1/16                                                 9,540,000          10,494,000
PT Adaro Indonesia, 7.625% Nts., 10/22/19(2)                    6,030,000           5,992,313
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15                                   6,970,000           7,179,100
11.75% Sr. Nts., 1/1/16                                         4,740,000           5,403,600
SandRidge Energy, Inc.:
8.75% Sr. Nts., 1/15/20(2)                                      5,390,000           5,416,950
9.875% Sr. Unsec. Nts., 5/15/16(2)                              7,640,000           8,079,300
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                 4,090,000           4,355,850
Tengizchevroil LLP, 6.124% Nts., 11/15/14(2)                   13,604,946          13,672,970
TGI International Ltd., 9.50% Nts., 10/3/17(2)                  5,268,000           5,715,780
Western Refining, Inc., 11.25% Sr. Sec. Nts., 6/15/17(2)        6,195,000           5,637,450
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32           4,234,000           5,080,322
                                                                               --------------
                                                                                  322,751,825
                                                                               --------------
FINANCIALS--5.0%
CAPITAL MARKETS--0.6%
Banco de Credito del Peru, 9.75% Jr. Sub. Nts.,
   11/6/69(5)                                                   3,000,000           3,172,500
Goldman Sachs Group, Inc. (The), 6.15% Sr. Unsec. Nts.,
   4/1/18                                                      13,366,000          14,331,520
Morgan Stanley, 6% Sr. Unsec. Unsub. Nts., Series F,
   4/28/15                                                     23,999,000          25,593,350
RailAmerica, Inc., 9.25% Sr. Sec. Nts., 7/1/17                  2,867,000           3,064,106
UBS AG Stamford CT, 5.75% Sr. Unsec. Nts., 4/25/18              3,338,000           3,403,692
                                                                               --------------
                                                                                   49,565,168
                                                                               --------------
COMMERCIAL BANKS--1.6%
Banco BMG SA, 9.15% Nts., 1/15/16(2)                           18,050,000          18,681,750
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21(1,2)        2,920,000           2,847,000
Banco do Brasil SA, 8.50% Jr. Sub. Perpetual Bonds(2,17)        8,450,000           9,041,500
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                  15,367,000 EUR      22,146,747
4.50% Sr. Sec. Nts., 7/13/21                                   10,520,000 EUR      14,362,378
Corparacion Adina de Fomento, 8.125% Nts., 6/4/19               4,230,000           4,904,254
Depfa ACS Bank, 4.375% Sr. Sec. Nts., 1/15/15                  10,650,000 EUR      15,324,430
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13              2,473,000           2,577,076
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(2)                             3,585,000           3,298,200
9.25% Sr. Nts., 10/16/13(2)                                    14,440,000          14,873,200
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15(2)                              11,665,000          11,623,193
6.375% Bonds, 4/30/22(1,2)                                     11,895,000          10,708,462
Inter-American Development Bank, 8.729% Nts., 1/25/12(1)    3,356,071,549 COP       1,544,678


                     25 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                             Principal
                                                               Amount               Value
                                                           -------------        ------------
COMMERCIAL BANKS CONTINUED
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
   3/29/10(4,5,6)                                          $ 5,010,000          $         --
Salisbury International Investments Ltd., 4.434% Sec.
Nts., Series 2006-003, Tranche E, 7/20/11(1,5)               5,200,000             4,268,680
Wells Fargo & Co., 5.25% Sr. Unsec. Unsub. Nts., 10/23/12      509,000               543,750
                                                                                ------------
                                                                                 136,745,298
                                                                                ------------
CONSUMER FINANCE--0.3%
American Express Credit Corp.:
5.875% Sr. Unsec. Nts., 5/2/13                               5,016,000             5,387,039
7.30% Sr. Unsec. Nts., Series C, 8/20/13                     4,541,000             5,107,649
Capital One Bank USA NA, 8.80% Sub. Nts., 7/15/19            2,612,000             3,091,681
JSC Astana Finance, 9.16% Nts., 3/14/12(4,5)                27,100,000             4,607,000
SLM Corp., 8.45% Sr. Unsec. Nts., Series A, 6/15/18          4,400,000             4,348,155
                                                                                ------------
                                                                                  22,541,524
                                                                                ------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
   1/15/26(2)                                               10,508,362             7,881,272
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17              3,165,000 EUR         4,427,016
Banco Invex SA, 27.981% Mtg.-Backed Certificates, Series
   062U, 3/13/34(1,18)                                      17,962,375 MXN         4,640,944
Bank of America Corp.:
4.90% Sr. Unsec. Nts., 5/1/13                                6,795,000             7,049,833
5.65% Sr. Unsec. Nts., 5/1/18                               17,120,000            17,415,953
Bear Stearns Cos. LLC (The), 7.25% Sr. Unsec. Nts.,
   2/1/18                                                      325,000               373,634
Citigroup, Inc.:
5.50% Sr. Unsec. Nts., 4/11/13                              25,432,000            26,386,641
6.50% Sr. Nts., 8/19/13                                      6,814,000             7,264,078
Cloverie plc, 4.503% Sec. Nts., Series 2005-93,
   12/20/10(1,5)                                             6,900,000             6,410,100
Export-Import Bank of Korea (The), 5.875% Sr. Unsec.
   Nts., 1/14/15                                             6,400,000             6,882,886
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31(2)             15,110,000            13,750,100
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35(5)                                 20,232,960 MXN         1,362,239
25.825% Mtg.-Backed Certificates, Series 06U, 9/25/35(1)     9,920,818 MXN         1,849,859
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38    15,895,000            17,517,387
National Rural Utilities Cooperative Finance Corp.,
   10.375% Sec. Bonds, 11/1/18                               2,396,000             3,179,820
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A,
   6/15/97(2,19)                                            12,450,000             5,902,520
Universal City Development Partners Ltd., 8.875% Sr.
   Nts., 11/15/15(2)                                         5,515,000             5,425,381
                                                                                ------------
                                                                                 137,719,663
                                                                                ------------
INSURANCE--0.3%
American International Group, Inc., 8.25% Sr. Unsec.
   Nts., 8/15/18                                             9,243,000             8,690,758
International Lease Finance Corp.:
6.375% Sr. Unsec. Nts., 3/25/13                              3,519,000             2,895,240
6.625% Sr. Unsec. Nts., Series R, 11/15/13                   2,531,000             2,039,052
MetLife, Inc., 6.817% Sr. Unsec. Nts., Series A, 8/15/18       104,000               116,022
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16(5)           8,280,000             8,114,400


                     26 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited


                                                              Principal
                                                               Amount            Value
                                                            -----------       -----------
INSURANCE CONTINUED
Prudential Financial, Inc., 7.375% Sr. Unsec. Unsub.
   Nts., 6/15/19                                            $ 2,199,000       $ 2,469,717
                                                                              -----------
                                                                               24,325,189
                                                                              -----------
REAL ESTATE INVESTMENT TRUSTS--0.1%
DuPont Fabros Technology LP, 8.50% Sr. Unsec. Nts.,
   12/15/17(2)                                                3,255,000         3,324,169
Simon Property Group LP, 5.30% Sr. Unsec. Nts., 5/30/13       3,894,000         4,020,956
                                                                              -----------
                                                                                7,345,125
                                                                              -----------
THRIFTS & MORTGAGE FINANCE--0.5%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(2)       2,715,000         2,362,050
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                           3,263,000 EUR     4,801,873
4% Sec. Mtg. Nts., Series 2, 9/27/16                         20,250,000 EUR    28,540,984
4.375% Sec. Nts., 5/19/14                                     2,205,000 EUR     3,238,395
                                                                              -----------
                                                                               38,943,302
                                                                              -----------
HEALTH CARE--1.4%
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17(16)          12,485,000        13,608,650
Inverness Medical Innovations, Inc., 7.875% Sr. Nts.,
   2/1/16(2)                                                  3,160,000         3,112,600
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts.,
   6/1/15(16)                                                 4,815,000         4,766,850
                                                                              -----------
                                                                               21,488,100
                                                                              -----------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Apria Healthcare Group, Inc.:
11.25% Sr. Sec. Nts., 11/1/14(2)                              2,830,000         3,120,075
12.375% Sr. Sec. Nts., 11/1/14(2)                             2,770,000         3,060,850
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
   4/15/15(16)                                                3,795,012         3,443,973
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts.,
   7/15/15                                                   11,080,000        11,495,500
HCA, Inc.:
6.375% Nts., 1/15/15                                         10,640,000        10,094,700
8.50% Sr. Sec. Nts., 4/15/19(2)                               2,365,000         2,560,113
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16            9,945,000        10,864,913
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15    12,866,000        12,544,350
Tenet Healthcare Corp., 7.375% Nts., 2/1/13                   4,130,000         4,160,975
UnitedHealth Group, Inc., 6.875% Sr. Unsec. Nts., 2/15/38     4,387,000         4,548,516
US Oncology Holdings, Inc., 6.428% Sr. Unsec. Nts.,
   3/15/12(1,16)                                              3,930,000         3,694,200
US Oncology, Inc., 9.125% Sr. Sec. Nts., 8/15/17              4,580,000         4,831,900
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts.,
   10/1/15(19)                                                9,595,000        10,146,713
WellPoint, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/37       3,307,000         3,376,096
                                                                              -----------
                                                                               87,942,874
                                                                              -----------
PHARMACEUTICALS--0.1%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec.
   Nts., 11/15/14                                             6,075,000         6,439,500


                     27 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   -------------
INDUSTRIALS--2.4%
AEROSPACE & DEFENSE--0.3%
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18          $10,515,000   $  11,172,188
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr. Unsec.
Nts., 4/1/15                                                 1,425,000       1,011,750
TransDigm, Inc., 7.75% Nts., 7/15/14(2)                      6,725,000       6,859,500
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11       8,695,000       8,618,919
                                                                         -------------
                                                                            27,662,357
                                                                         -------------
AIRLINES--0.4%
American Airlines Pass Through Trust 2001-2, 7.858%
Pass-Through Certificates, Series 2001-2, Cl. A-2,
10/1/11(5)                                                   2,910,000       2,910,000
American Airlines Pass Through Trust 2009-1A, 10.375%
Pass-Through Certificates, Series 2009-1A, 7/2/19            1,690,000       1,867,450
American Airlines, Inc., 10.50% Sr. Sec. Nts.,
10/15/12(2)                                                  8,050,000       8,452,500
Delta Air Lines, Inc.:
9.50% Sr. Sec. Nts., 9/15/14(2)                              2,005,000       2,092,719
12.25% Sr. Sec. Nts., 3/15/15(2)                            11,540,000      11,597,700
United Air Lines, Inc., 10.40% Sr. Sec. Nts., 11/1/16(5)     7,745,000       8,161,294
                                                                         -------------
                                                                            35,081,663
                                                                         -------------
BUILDING PRODUCTS--0.2%
AMH Holdings, Inc., 11.25% Sr. Unsec. Nts., 3/1/14           1,890,000       1,833,300
Associated Materials LLC, 9.875% Sr. Sec. Nts.,
11/15/16(2)                                                  3,170,000       3,360,200
Goodman Global Group, Inc., 11.843% Sr. Nts.,
12/15/14(2,15)                                               7,910,000       4,528,475
USG Corp., 9.75% Sr. Unsec. Nts., 8/1/14(2)                  2,820,000       3,024,450
                                                                         -------------
                                                                            12,746,425
                                                                         -------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Acco Brands Corp., 10.625% Sr. Sec. Nts., 3/15/15(2)         2,590,000       2,861,950
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05(4,5,6)                                              3,462,000              --
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15        4,550,000       4,709,250
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17         4,230,000       4,378,050
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15            2,070,000       2,090,700
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                 13,660,000      13,933,200
                                                                         -------------
                                                                            27,973,150
                                                                         -------------
CONSTRUCTION & ENGINEERING--0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(2)        15,880,800      16,754,244
Odebrecht Finance Ltd.:
7% Sr. Unsec. Nts., 4/21/20(2)                               3,020,000       3,069,075
9.625% Sr. Unsec. Nts., 4/9/14(2)                            2,970,000       3,437,775
                                                                         -------------
                                                                            23,261,094
                                                                         -------------
INDUSTRIAL CONGLOMERATES--0.1%
General Electric Capital Corp., 6.875% Sr. Unsec. Nts.,
1/10/39                                                     10,790,000      11,178,235
                                                                         -------------
MACHINERY--0.2%
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13          8,845,000       8,358,525
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17               9,940,000       9,616,950
                                                                         -------------
                                                                            17,975,475


                     28 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
MARINE--0.0%
Navios Maritime Holdings, Inc., 8.875% Nts., 11/1/17(2)     $     2,435,000    $     2,541,531
                                                                               ---------------
PROFESSIONAL SERVICES--0.1%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(2)          5,710,000          5,124,725
                                                                               ---------------
ROAD & RAIL--0.3%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub.
   Nts., 5/15/14                                                 12,070,000         11,526,850
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16                  7,505,000          8,049,113
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(2)            5,706,880          4,536,970
                                                                               ---------------
                                                                                    24,112,933
                                                                               ---------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Ashtead Capital, Inc., 9% Nts., 8/15/16(2)                        1,160,000          1,167,250
Ashtead Holdings plc, 8.625% Sr. Sec. Nts., 8/1/15(2)             1,625,000          1,641,250
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17(2)         1,365,000          1,491,263
United Rentals North America, Inc., 9.25% Sr. Unsec.
   Unsub. Nts., 12/15/19                                          2,905,000          3,013,938
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                   3,310,000          3,012,100
                                                                               ---------------
                                                                                    10,325,801
                                                                               ---------------
INFORMATION TECHNOLOGY--1.0%
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology International, 10% Sr. Sec. Nts.,
   5/1/14(2)                                                      2,410,000          2,675,100
                                                                               ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
NXP BV/NXP Funding LLC, 7.87% Sr. Sec. Nts., 10/18/14             3,680,000          3,358,000
RBS Global, Inc./Rexnord Corp., 11.75% Sr. Unsec. Sub.
   Nts., 8/1/16                                                   9,495,000          9,447,525
Sanmina-SCI Corp., 8.125% Sr. Sub. Nts., 3/1/16                  12,850,000         12,882,125
                                                                               ---------------
                                                                                    25,687,650
                                                                               ---------------
IT SERVICES--0.4%
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15                12,910,000         12,103,125
Sabre Holdings Corp., 7.35% Sr. Unsec. Unsub. Nts.,
   8/1/11                                                         5,710,000          5,817,063
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                   9,490,000          9,774,700
10.25% Sr. Unsec. Sub. Nts., 8/15/15                              6,040,000          6,462,800
                                                                               ---------------
                                                                                    34,157,688
                                                                               ---------------
OFFICE ELECTRONICS--0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                       3,110,000          3,242,968
                                                                               ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                           3,030,000          3,090,600
9.25% Sr. Unsec. Nts., 6/1/16                                     6,380,000          6,810,650
Freescale Semiconductor, Inc.:
8.875% Sr. Unsec. Nts., 12/15/14                                  7,065,000          6,517,463
10.125% Sr. Unsec. Sub. Nts., 12/15/16(2)                         4,180,000          3,385,800
                                                                               ---------------
                                                                                    19,804,513
                                                                               ---------------
MATERIALS--2.8%
CHEMICALS--0.7%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(2)           11,215,000         11,467,338
Dow Chemical Co. (The), 7.60% Sr. Unsec. Unsub. Nts.,
   5/15/14                                                        5,321,000          6,060,417


                     29 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount             Value
                                                            ---------------    ---------------
CHEMICALS CONTINUED
Hexion US Finance Corp./Hexion Nova Scota Finance ULC,
   9.75% Sr. Sec. Nts., 11/15/14                            $     3,730,000    $     3,674,050
Huntsman International LLC, 7.375% Sr. Unsub. Nts.,
   1/1/15                                                        13,514,000         13,041,010
Momentive Performance Materials, Inc., 11.50% Sr. Unsec.
   Sub. Nts., 12/1/16                                            20,755,000         18,471,950
Nalco Co., 8.875% Unsec. Sub. Nts., 11/15/13                      4,385,000          4,538,475
PolyOne Corp., 8.875% Sr. Unsec. Nts., 5/1/12                     2,780,000          2,877,300
                                                                               ---------------
                                                                                    60,130,540
                                                                               ---------------
CONSTRUCTION MATERIALS--0.1%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.(2,17)        10,660,000          7,533,219
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16(2)              4,340,000          4,567,850
                                                                               ---------------
                                                                                    12,101,069
                                                                               ---------------
CONTAINERS & PACKAGING--0.7%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts.,
   9/15/14                                                       13,420,000         13,118,050
Cascades, Inc.:
7.75% Sr. Nts., 12/15/17(2)                                       2,415,000          2,451,225
7.875% Sr. Nts., 1/15/20(2)                                       4,645,000          4,737,900
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                    7,070,000          7,352,800
Graham Packaging Co. LP:
8.50% Sr. Nts., 1/1/17(2)                                         4,350,000          4,317,375
9.875% Sr. Unsec. Sub. Nts., 10/15/14                             9,385,000          9,619,574
Graphic Packing International, Inc., 9.50% Sr. Unsec.
   Unsub. Nts., 6/15/17                                          10,860,000         11,565,900
Viskase Companies, Inc., 9.875% Sr. Sec. Nts., 1/15/18(2)         2,790,000          2,824,875
                                                                               ---------------
                                                                                    55,987,699
                                                                               ---------------
METALS & MINING--1.0%
Alcoa, Inc., 6.75% Sr. Unsec. Unsub. Nts., 7/15/18                2,380,000          2,431,675
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(2)          3,900,000          3,919,500
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15(2)              4,640,000          4,582,000
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
   4/1/17                                                         2,935,000          3,218,230
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15(1)                 11,500,000         11,011,250
Rio Tinto Finance (USA) Ltd.:
5.875% Sr. Unsec. Unsub. Nts., 7/15/13                            4,182,000          4,516,138
9% Sr. Unsec. Nts., 5/1/19                                        1,993,000          2,526,526
Teck Resources Ltd., 10.25% Sr. Sec. Nts., 5/15/16                7,605,000          8,897,850
United Maritime LLC, 11.75% Sr. Sec. Nts., 6/15/15(2)             4,645,000          4,679,838
Vale Overseas Ltd., 6.875% Bonds, 11/21/36                        1,317,000          1,319,188
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(2)         26,920,000         27,458,400
Voto-Votorantim Overseas Trading Operations, 6.625% Sr.
   Unsec. Nts., 9/25/19(2)                                        4,600,000          4,634,500
                                                                               ---------------
                                                                                    79,195,095
                                                                               ---------------
PAPER & FOREST PRODUCTS--0.3%
Celulosa Arauco y Constitucion SA, 7.25% Sr. Unsec.
   Unsub. Nts., 7/29/19                                           3,830,000          4,176,401
Georgia-Pacific LLC:
7.70% Debs., 6/15/15                                              2,680,000          2,827,400


                     30 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount              Value
                                                            ---------------     ---------------
PAPER & FOREST PRODUCTS CONTINUED
8.25% Sr. Unsec. Nts., 5/1/16(2)                            $     7,140,000     $     7,604,100
PE Paper Escrow GmbH, 12% Sr. Sec. Nts., 8/1/14(2)                3,595,000           3,979,518
Verso Paper Holdings LLC, 9.125% Sr. Sec. Nts., 8/1/14            6,995,000           6,715,200
                                                                                ---------------
                                                                                     25,302,619
                                                                                ---------------
TELECOMMUNICATION SERVICES--1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(2)                   3,070,000           3,162,100
Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17                   6,460,000           6,589,200
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13              3,775,000           3,803,313
Global Crossing Ltd., 12% Sr. Sec. Nts., 9/15/15(2)               3,020,000           3,329,550
Intelsat Subsidiary Holding Co. Ltd., 8.50% Sr. Unsec.
   Nts., 1/15/13(2)                                               4,555,000           4,668,875
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
   11/1/14                                                        3,530,000           3,353,500
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts.,
   7/15/15                                                       13,585,000          13,143,488
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub.
   Nts., 6/4/38                                                   3,923,000           4,530,783
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16(2)          22,753,500 PEN       8,190,945
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19(2)          5,585,000           6,702,000
Verizon Communications, Inc., 8.95% Sr. Unsec. Unsub.
   Nts., 3/1/39                                                   8,874,000          12,044,671
Windstream Corp.:
7.875% Sr. Nts., 11/1/17(2)                                       3,255,000           3,230,588
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                            10,930,000          11,175,925
                                                                                ---------------
                                                                                     83,924,938
                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds,
   12/18/36                                                      42,300,000 MXN       2,647,210
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%
   Sr. Sec. Nts., 5/1/17(2)                                       9,360,000          10,015,200
Cricket Communications, Inc.:
7.75% Sr. Sec. Unsub. Nts., 5/15/16                               6,755,000           6,771,888
9.375% Sr. Unsec. Nts., 11/1/14                                   6,950,000           7,019,500
MetroPCS Wireless, Inc., 9.25% Sr. Unsec. Nts., 11/1/14          13,155,000          13,385,213
Nextel Communications, Inc., 7.375% Sr. Nts., Series D,
   8/1/15                                                        12,620,000          12,336,050
SBA Telecommunications, Inc.:
8% Sr. Nts., 8/15/16(2)                                           3,735,000           3,921,750
8.25% Sr. Nts., 8/15/19(2)                                        8,695,000           9,260,175
Sprint Capital Corp., 8.75% Nts., 3/15/32                        11,970,000          11,341,575
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(4,5,6)                   5,135,000                  --
                                                                                ---------------
                                                                                     76,698,561
                                                                                ---------------
UTILITIES--1.7%
ELECTRIC UTILITIES--0.9%
Centrais Eletricas Brasileiras SA, 6.857% Sr. Unsec.
   Unsub. Nts., 7/30/19(2)                                        4,800,000           5,226,000
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17               13,595,000          10,808,025
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10(5)            9,005,000 BRR       5,379,207


                     31 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                               Principal
                                                                 Amount              Value
                                                            ---------------     ---------------
ELECTRIC UTILITIES CONTINUED
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec.
   Nts., 7/29/19(2)                                         $     5,140,000     $     5,679,700
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts.,
   11/1/17                                                        6,400,000           5,264,000
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(2)               17,680,000          19,179,423
Majapahit Holding BV:
7.25% Nts., 10/17/11(2)                                           3,910,000           4,105,500
7.75% Nts., 10/17/16(2)                                           8,820,000           9,382,716
8% Sr. Unsec. Nts., 8/7/19(2)                                     1,800,000           1,908,000
National Power Corp., 5.875% Unsec. Unsub. Bonds,
   12/19/16                                                     421,000,000 PHP       8,241,510
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr.
Unsec. Nts., Series A, 11/1/15                                    3,795,000           3,092,925
                                                                                ---------------
                                                                                     78,267,006
                                                                                ---------------
ENERGY TRADERS--0.7%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17              2,295,000           2,366,719
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16            13,065,000          12,477,075
Electric Power Development Co. Ltd., 1.80% Gtd. Unsec.
   Nts., 6/28/10                                                389,000,000 JPY       4,207,098
Mirant North America LLC, 7.375% Sr. Unsec. Nts.,
   12/31/13                                                       5,597,000           5,562,019
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                          9,635,000           9,683,175
7.375% Sr. Nts., 2/1/16                                           7,320,000           7,347,450
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19(2)                            4,920,000           5,301,300
7.39% Sr. Gtd. Unsec. Nts., 12/2/24(2)                            4,370,000           4,522,950
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
   6/15/14                                                       10,010,000           9,959,950
                                                                                ---------------
                                                                                     61,427,736
                                                                                ---------------
MULTI-UTILITIES--0.1%
Sempra Energy, 9.80% Sr. Unsec. Nts., 2/15/19                     3,757,000           4,696,656
                                                                                ---------------
Total Corporate Bonds and Notes (Cost $2,047,535,841)                             2,155,022,495

                                                                 Shares
                                                            ---------------
PREFERRED STOCKS--0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
   Non-Vtg.(5,6,16)                                                 338,141                  --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
   Series B, Non-Vtg.(5,6)                                           44,000                  --
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(5,6,16)             5,816                  --
                                                                                ---------------
Total Preferred Stocks (Cost $15,761,480)                                                    --
                                                                                ---------------
COMMON STOCKS--0.2%
American Media, Inc.(5,6)                                            10,986                 110
Arco Capital Corp. Ltd.(5,6,20)                                   2,494,716           6,236,790
Charter Communications, Inc., Cl. A(6)                              284,272          10,091,656
Global Aero Logistics, Inc.(5,6)                                     32,791              32,791
MHP SA, GDR(2,6)                                                    243,656           2,412,194
Orbcomm, Inc.(6)                                                     30,391              82,056


                     32 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                 Shares                Value
                                                            ----------------        -------------
Premier Holdings Ltd.(5,6)                                           799,833        $          --
                                                                                    -------------
Total Common Stocks (Cost $44,205,414)                                                 18,855,597

                                                                  Units
                                                            ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp.
2/28/11(5,6)
(Cost $30,592)                                                         4,020                   40

                                                                Principal
                                                                 Amount
                                                            ----------------
STRUCTURED SECURITIES--7.5%
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10(5)          2,370,000  GHS       1,611,451
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10(5)          2,370,000  GHS       1,611,451
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10(5)          2,370,000  GHS       1,611,451
Indonesia (Republic of) Credit Linked Nts., 11.50%,
9/18/19                                                       64,200,000,000  IDR       7,457,382
Indonesia (Republic of) Credit Linked Nts., 11.50%,
9/18/19                                                       64,260,000,000  IDR       7,464,351
Indonesia (Republic of) Credit Linked Nts., 11.50%,
9/18/19                                                       30,890,000,000  IDR       3,588,139
Indonesia (Republic of) Credit Linked Nts., 9.50%,
6/17/15                                                       32,110,000,000  IDR       3,476,835
Indonesia (Republic of) Credit Linked Nts., 9.50%,
6/17/15                                                       31,620,000,000  IDR       3,423,778
Indonesia (Republic of) Credit Linked Nts., 9.50%,
6/17/15                                                       66,860,000,000  IDR       7,239,525
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%,
1/3/17(5)                                                         26,830,000  BRR      13,253,720
Colombia (Republic of) Credit Linked Bonds, 11.25%,
10/25/18(5)                                                    8,155,000,000  COP       4,585,236
Colombia (Republic of) Credit Linked Nts., 11%, 5/19/11       14,950,000,000  COP       7,929,553
Colombia (Republic of) Credit Linked Nts., 13.041%,
2/26/15(5,18)                                                  5,870,000,000  COP       5,968,038
Colombia (Republic of) Credit Linked Nts., Series 01,
13.041%, 2/26/15(5,18)                                         2,175,000,000  COP       2,211,326
Colombia (Republic of) Credit Linked Nts., Series 02,
13.041% 12/26/15(5,18)                                         3,317,000,000  COP       3,372,399
Colombia (Republic of) Credit Linked Nts., Series II,
15%, 4/27/12(5)                                                4,498,269,508  COP       2,638,985
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12(5)                                                    10,490,000,000  COP       6,154,134
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12(5)                                                     7,206,900,000  COP       4,228,048
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12(5)                                                     8,514,000,000  COP       4,994,880
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12(5)                                                       182,600,000  DOP       5,028,950
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10(5)         10,800,000  GHS       7,451,943
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%,
1/11/10(5)                                                         7,030,000  UAH         904,843
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%,
4/19/10(1)                                                        17,505,000  UAH       2,079,292
Moitk Total Return Linked Nts., 3/26/11(4,5,6)                   196,587,000  RUR             653
Oreniz Total Return Linked Nts., 9.24%, 2/21/12(1,5)             435,950,000  RUR      12,532,607
Pemex Project Funding Master Trust Credit Linked Nts.,
1.531%, 5/12/11                                                   50,000,000           49,801,727


                     33 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                Principal
                                                                 Amount                 Value
                                                            ----------------        -------------
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
11.94%, 1/11/10                                                   17,153,000  UAH   $   2,204,535
Vietnam Shipping Industry Group Total Return Linked
Nts., 10.50%, 1/19/17(5)                                      55,679,000,000  VND       1,480,824
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction & Installation
Administration Credit Linked Nts., 5/20/10(4,5,6)                335,100,000  RUR         111,369
Ukraine (Republic of) Credit Linked Nts., 11.94%,
1/11/10(5)                                                         2,850,000  UAH         366,287
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 1/11/10                                                    4,995,000  UAH         641,967
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 1/11/10(5)                                                33,360,000  UAH       4,287,489
Credit Suisse Group AG, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/24/12                               385,100,000  RUR      10,494,845
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/26/12(1)          59,420,000  RUR       2,164,372
OAO Gazprom Total Return Linked Nts., 13.12%, 6/26/12(1)          79,950,000  RUR       2,912,176
OAO Gazprom Total Return Linked Nts., 13.12%, 6/26/12(1)          85,510,000  RUR       3,114,699
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11                 24,252,880  MXN       1,732,852
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11                 15,960,624  MXN       1,140,376
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.241%,
4/30/25(5,15)                                                      7,535,870            4,285,615
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%,
4/30/25(5,15)                                                      6,020,278            3,423,704
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.342%,
4/30/25(5,15)                                                      5,658,804            3,218,136
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%,
9/10/10(5)                                                         9,600,000            3,628,800
Coriolanus Ltd. Sec. Credit Linked Nts., 3.191%,
4/30/25(5,7,15)                                                    6,602,603            3,754,870
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%,
4/26/11(1,5)                                                       6,050,000            6,449,724
Coriolanus Ltd. Sec. Credit Linked Nts., 9.545%,
12/31/17(5,18)                                                    57,680,000  BRR      17,032,695
European Investment Bank, Russian Federation Credit
Linked Nts., 5.702%, 1/19/10(5,15)                                 5,820,000            5,806,905
Indonesia (Republic of) Credit Linked Nts., 12.80%,
6/22/21                                                       23,160,000,000  IDR       2,908,817
Indonesia (Republic of) Credit Linked Nts., 9.50%,
6/22/15                                                            6,360,000            6,315,970
Indonesia (Republic of) Credit Linked Nts., Series 02,
12.80%, 6/22/21                                               79,300,000,000  IDR       9,803,303
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)          88,460,000  RUR       3,222,300
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)          74,280,000  RUR       2,705,770
Opic Reforma I Credit Linked Nts., Cl. 1A, 6.958%,
9/24/14(1,5)                                                      38,400,000  MXN       2,935,331
Opic Reforma I Credit Linked Nts., Cl. 1B, 6.958%,
9/24/14(1,5)                                                       7,680,000  MXN         587,066
Opic Reforma I Credit Linked Nts., Cl. 1C, 6.958%,
9/24/14(1,5)                                                      12,800,000  MXN         978,444
Opic Reforma I Credit Linked Nts., Cl. 1D, 6.958%,
9/24/14(1,5)                                                       6,400,000  MXN         489,222
Opic Reforma I Credit Linked Nts., Cl. 1E, 6.958%,
9/24/14(1,5)                                                       8,960,000  MXN         684,911
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.42%,
5/22/15(1,5)                                                       3,664,197  MXN         280,095
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.42%,
5/22/15(1,5)                                                       6,410,601  MXN         490,032
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.42%,
5/22/15(1,5)                                                      96,656,316  MXN       7,388,497
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.42%,
5/22/15(1,5)                                                       7,044,180  MXN         538,464
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.42%,
5/22/15(1,5)                                                       5,117,729  MXN         391,204


                     34 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                Principal
                                                                 Amount                 Value
                                                            ----------------        -------------
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.42%,
5/22/15(1,5)                                                       3,268,436  MXN   $     249,842
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.42%,
5/22/15(1,5)                                                         601,913  MXN          46,011
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%,
8/27/10                                                            6,110,000            4,339,994
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%,
3/1/11                                                             6,160,000            3,970,305
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%,
8/29/11                                                            6,160,000            3,459,210
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%,
2/29/12                                                            6,160,000            3,098,788
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%,
8/30/12                                                            6,160,000            2,861,813
United Mexican States Credit Linked Nts., 9.52%, 1/5/11           15,910,259  MXN       1,136,777
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3,
7.04%, 12/12/11(1,2)                                             139,390,000  RUR       4,380,119
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.791%, 4/30/12(1,5)                                  15,000,000            9,661,500
Series 335, 2.241%, 4/30/12(1,5)                                  17,500,000           14,026,250
Goldman Sachs & Co., Turkey (Republic of) Credit Linked
Nts., 14.798%, 3/29/17(2,15)                                      81,020,000  TRY      20,724,577
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.479%, 2/8/37(5,15)                    245,971,200,000  COP       5,982,596
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.494%, 12/20/17(1,5)                             24,000,000           19,320,000
Series 2008-01, 9.878%, 8/2/10(4,5,6,15)                          37,994,727  BRR       2,182,351
Series 2008-2A, 6.707%, 9/17/13(1,5)                              48,834,375           49,298,302
ING Bank NV, Ukraine (Republic of) Credit Linked Nts.,
Series 725, 11.89%, 1/11/10(5)                                    38,626,000  UAH       4,954,414
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts.,
11.009%, 5/16/45(5)                                                8,185,000  BRR       8,317,577
Colombia (Republic of) Credit Linked Bonds, 10.242%,
10/31/16(5,15)                                                54,113,000,000  COP      14,260,989
Colombia (Republic of) Credit Linked Bonds, 10.35%,
1/5/16(5,15)                                                  56,320,000,000  COP      16,096,930
Colombia (Republic of) Credit Linked Bonds, Series A,
10.242%, 10/31/16(5,15)                                       53,883,000,000  COP      14,200,375
Indonesia (Republic of) Credit Linked Nts., 11.50%,
9/18/19                                                       14,620,000,000  IDR       1,680,639
Indonesia (Republic of) Credit Linked Nts., 11.50%,
9/18/19                                                       32,185,000,000  IDR       3,699,819
Indonesia (Republic of) Credit Linked Nts., 11.50%,
9/18/19                                                       47,880,000,000  IDR       5,504,034
Peru (Republic of) Credit Linked Nts., 8.188%,
9/2/15(2,15)                                                      26,360,000  PEN       6,064,123
Swaziland (Kingdom of) Credit Linked Nts., 7.25%,
6/20/10(5)                                                         9,525,000            9,740,265
JPMorgan Chase Bank NA London Branch, Indonesia
(Republic of) Credit Linked Nts., 12.80%, 6/17/21             68,130,000,000  IDR       8,414,885
Lehman Brothers Treasury Co. BV, Microvest Capital
Management LLC Credit Linked Nts., 7.55%, 5/24/12(5)              17,568,765           17,445,783
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16(5)                                         7,928,000,000  COP       3,404,684
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(2)          15,932,000  PEN       4,375,686
Russian Federation Total Return Linked Bonds, Series
007, Cl. VR, 5%, 8/22/34                                         284,661,561  RUR       4,570,214
Morgan Stanley & Co. International Ltd./Red Arrow
International Leasing plc Total Return Linked Nts.,
Series A, 8.375%, 7/9/12                                          80,093,562  RUR       2,633,696


                     35 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                Principal
                                                                 Amount                 Value
                                                            ----------------        -------------

Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts.,
12.561%, 1/5/22(2,15)                                            113,353,000  BRR   $   6,114,486
Ukraine (Republic of) Credit Linked Nts., 2.396%,
10/15/17(1,5)                                                     12,720,000            6,105,600
Ukraine (Republic of) Credit Linked Nts., Series 2,
3.266%, 10/15/17(1,5)                                              5,400,000            2,592,000
United Mexican States Credit Linked Nts., 5.64%,
11/20/15(5)                                                          300,000              246,000
WTI Trading Ltd. Total Return Linked Nts., Series A,
15%, 3/8/12                                                       20,232,374           18,812,061
WTI Trading Ltd. Total Return Linked Nts., Series C,
15%, 3/8/12                                                       30,285,714           28,165,714
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%,
12/28/11(5)                                                        4,821,752  GHS       3,030,960
                                                                                    -------------
Total Structured Securities (Cost $735,586,992)                                       623,761,732
                                                                                    -------------
EVENT-LINKED BONDS--1.1%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.217%,
5/22/12(1,2)                                                       5,112,000            4,956,790
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2,
11.79%, 2/24/12(1,2)                                               2,180,000            2,338,977
East Lane Re III Ltd. Catastrophe Linked Nts., 10.54%,
3/16/12(1,2)                                                       7,898,000            8,256,569
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.181%,
8/10/11(1,2)                                                       7,260,000            7,217,892
Longpoint RE Ltd. Catastrophe Linked Nts.:
5.40%, 12/18/13(1,2)                                               3,659,000            3,654,426
5.40%, 12/24/12(1,2)                                               1,975,000            1,972,433
Medquake Ltd. Catastrophe Linked Nts., 5.373%,
5/31/10(1,2)                                                       4,250,000            4,211,817
Midori Ltd. Catastrophe Linked Nts., 3.034%,
10/24/12(1,2)                                                      4,550,000            4,437,615
Multicat Mexico 2009 Ltd. Catastrophe Linked Nts.:
10.309%, 10/19/12(1)                                               1,151,000            1,152,151
11.559%, 10/19/12(1)                                               3,693,000            3,700,386
Muteki Ltd. Catastrophe Linked Nts., 4.673%, 5/24/11(1,2)          5,550,000            5,417,117
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I,
Cl. A, 12.173%, 6/21/10(1,2)                                       9,030,000            8,984,399
Osiris Capital plc Catastrophe Linked Combined Mortality
Index Nts., Series D, 5.284%, 1/15/10(1,2)                         3,480,000            3,479,861
Redwood Capital XI Ltd. Catastrophe Linked Nts., %,
1/10/11(1,2)                                                       2,569,000            2,569,642
Residential Reinsurance 2007 Ltd. Catastrophe Linked
Nts.:
Series CL2, 11.756%, 6/6/11(1,2)                                   6,960,000            6,916,674
Series CL3, 12.506%, 6/7/10(1,2)                                   3,000,000            3,076,200
Successor X Ltd. Catastrophe Linked Nts.:
12.941%, 12/9/10(1,2,15)                                           1,317,000            1,170,945
23.131%, 12/9/10(2,15)                                             1,811,000            1,472,568
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%,
6/24/11(2,15)                                                     11,144,000           15,141,910
Willow Re Ltd. Catastrophe Linked Nts., 6/16/10(4,5)               5,512,000            3,865,290
                                                                                    -------------
Total Event-Linked Bonds (Cost $91,408,756)                                            93,993,662


                     36 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                        Expiration     Strike
                                                           Date        Price      Contracts         Value
                                                        ----------   ---------   -----------   ---------------
OPTIONS PURCHASED--0.0%
Euro (EUR) Call(6)                                        1/15/10     1.489EUR   400,000,000   $       768,382
Mexican Nuevo Peso (MXN)
Call(6)                                                   3/18/10    $12.50      184,600,000           112,975
                                                                                               ---------------
Total Options Purchased (Cost $15,106,326)                                                             881,357

                                                                                   Shares
                                                                                ------------
INVESTMENT COMPANIES--10.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00%(21,22)                                                           22,860,999        22,860,999
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.21%(20,21)                                                                  116,655,164       116,655,164
Oppenheimer Master Event-Linked Bond Fund, LLC (6,20)                              3,178,268        32,428,792
Oppenheimer Master Loan Fund, LLC(6,20)                                           65,577,179       677,489,575
                                                                                               ---------------
Total Investment Companies (Cost $838,507,644)                                                     849,434,530
                                                                                               ---------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH
   CASH COLLATERAL FROM SECURITIES LOANED) (COST $9,537,888,066)                                 9,342,669,254
                                                                                               ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.0%(23)
OFI Liquid Assets Fund, LLC, 0.33%(20,21) (Cost $87,749,400)                      87,749,400        87,749,400
                                                                                               ---------------
TOTAL INVESTMENTS, AT VALUE (COST $9,625,637,466)                                      112.7%    9,430,418,654
Liabilities in Excess of Other Assets                                                  (12.7)   (1,066,059,382)
                                                                                ------------   ---------------
Net Assets                                                                             100.0%  $ 8,364,359,272
                                                                                ============   ===============

Footnotes to Statement of Investments

PRINCIPAL AMOUNT AND SRIKE PRICE ARE REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
HUF   Hungarian Forint
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
NOK   Norwegian Krone
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RUR   Russian Ruble
SEK   Swedish Krona


                     37 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

TRY   New Turkish Lira
UAH   Ukraine Hryvnia
VND   Vietnam Dong
ZAR   South African Rand


(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,368,034,255 or 16.36% of the Fund's net assets as of December 31, 2009.

(3.) All or a portion of the security was acquired, and has been pledged as collateral, at or subsequent to period end, in connection with the Fund's participation in the Term Asset-Backed Securities Loan Facility program (the "TALF Program") operated by the Federal Reserve Bank of NewYork. In the aggregate, the period end value of assets purchased in connection with the TALF Program constitute 12.4% of the Fund's net assets. Of the assets purchased, 6% of Fund's net assets are asset-backed securities while 6.4% of the Fund's net assets are commercial mortgage-backed securities. See accompanying Notes.

(4.)  Issue is in default. See accompanying Notes.

(5.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2009 was $598,540,666, which represents 7.16% of the Fund's net assets, of which $15,059,119 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                      UNREALIZED
                                          ACQUISITION                                APPRECIATION
SECURITY                                      DATE          COST          VALUE     (DEPRECIATION)
---------------------------------------   -----------   -----------   -----------   --------------
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 1A, 6.958%, 9/24/14       12/28/07     $ 3,371,014   $ 2,935,331    $  (435,683)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 1B, 6.958%, 9/24/14        6/13/08         707,255       587,066       (120,189)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 1C, 6.958%, 9/24/14        8/13/08       1,203,116       978,444       (224,672)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 1D, 6.958%, 9/24/14         8/7/09         469,147       489,222         20,075
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 1E, 6.958%, 9/24/14        9/10/09         639,781       684,911         45,130
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 2A, 8.42%, 5/22/15         5/22/08         337,462       280,095        (57,367)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 2B, 8.42%, 5/22/15         6/13/08         590,355       490,032       (100,323)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 2C, 8.42%, 5/22/15         6/19/08       8,957,126     7,388,497     (1,568,629)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 2D, 8.42%, 5/22/15          7/9/08         652,302       538,464       (113,838)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 2E, 8.42%, 5/22/15         7/16/08         474,704       391,204        (83,500)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 2F, 8.42%, 5/22/15         8/11/08         307,336       249,842        (57,494)
Deutsche Bank AG, Opic Reforma I Credit
linked Nts., Cl. 2G, 8.42%, 5/22/15         8/25/08          56,708        46,011        (10,697)
                                                        -----------   -----------    -----------
                                                        $17,766,306   $15,059,119    $(2,707,187)
                                                        ===========   ===========    ===========

(6.)  Non-income producing security.

(7.) When-issued security or delayed delivery to be delivered and settled after December 31, 2009. See Note 1 of accompanying Notes.

(8.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $46,651,379 or 0.56% of the Fund's net assets as of December 31, 2009.

(9.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(10.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $36,219,366. See accompanying Notes.

(11.) Partial or fully-loaned security. See accompanying Notes.

(12.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(13.) A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.

(14.) All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $1,344,992. See accompanying Notes.

(15.) Zero coupon bond reflects effective yield on the date of purchase.

(16.) Interest or dividend is paid-in-kind, when applicable.

(17.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(18.) Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

(19.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                     38 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

(20.)Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES            GROSS            GROSS            SHARES
                                    SEPTEMBER 30, 2009     ADDITIONS       REDUCTIONS    DECEMBER 31, 2009
                                    ------------------   -------------   -------------   -----------------
Arco Capital Corp. Ltd.                  2,383,674             111,042              --        2,494,716
OFI Liquid Assets Fund, LLC             23,441,250          73,198,700       8,890,550       87,749,400
Oppenheimer Institutional
   Money Market Fund, Cl. E            218,406,057       1,055,429,917   1,157,180,810      116,655,164
Oppenheimer Master
   Event-Linked Bond Fund, LLC           3,242,904                  --          64,636        3,178,268
Oppenheimer Master Loan Fund, LLC       65,013,938           1,964,676       1,401,435       65,577,179

                                                                                          REALIZED
                                                             VALUE         INCOME            LOSS
                                                         ------------   -----------      ----------
Arco Capital Corp. Ltd.                                  $  6,236,790   $        --      $       --
OFI Liquid Assets Fund, LLC                                87,749,400        24,389(a)           --
Oppenheimer Institutional Money Market Fund, Cl. E        116,655,164       139,134              --
Oppenheimer Master Event-Linked Bond Fund, LLC             32,428,792       742,204(b)      239,136(b)
Oppenheimer Master Loan Fund, LLC                         677,489,575    15,659,164(c)    1,089,408(c)
                                                         ------------   -----------      ----------
                                                         $920,559,721   $16,564,891      $1,328,544
                                                         ============   ===========      ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(b.) Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

(c.) Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

(21.) Rate shown is the 7-day yield as of December 31, 2009.

(22.) Interest rate is less than 0.0005%.

(23.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                               LEVEL 2--        LEVEL 3--
                                           LEVEL 1--            OTHER          SIGNIFICANT
                                      UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                           PRICES         OBSERVABLE INPUTS      INPUTS           VALUE
-----------------------------------   -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                  $         --       $  582,360,719     $ 4,921,962   $  587,282,681
Mortgage-Backed Obligations                        --        1,999,836,056              --    1,999,836,056
U.S. Government Obligations                        --          167,459,852              --      167,459,852
Foreign Government Obligations                     --        2,653,528,797      11,192,806    2,664,721,603
Loan Participations                                --          181,419,649              --      181,419,649


                     39 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Corporate Bonds and Notes                          --        2,155,022,495                --    2,155,022,495
Preferred Stocks                                   --                   --                --               --
Common Stocks                              12,585,906            6,236,900            32,791       18,855,597
Rights, Warrants and Certificates                  --                   --                40               40
Structured Securities                              --          592,956,414        30,805,318      623,761,732
Event-Linked Bonds                                 --           91,424,020         2,569,642       93,993,662
Options Purchased                                  --              881,357                --          881,357
Investment Companies                      849,434,530                   --                --      849,434,530
Investments Purchased with Cash
Collateral from Securities Loaned          87,749,400                   --                --       87,749,400
                                         ------------       --------------     -------------   --------------
Total Investments, at Value               949,769,836        8,431,126,259        49,522,559    9,430,418,654
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                        --           34,995,907                --       34,995,907
Foreign currency exchange contracts                --           33,541,040                --       33,541,040
                                         ------------       --------------     -------------   --------------
Total Assets                             $949,769,836       $8,499,663,206     $  49,522,559   $9,498,955,601
                                         ------------       --------------     -------------   --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value              $         --       $   (2,332,670)    $          --   $   (2,332,670)
Depreciated swaps, at value                        --          (19,716,887)               --      (19,716,887)
Appreciated written options, at
   value                                           --             (180,061)               --         (180,061)
Futures margins                            (5,295,891)                  --                --       (5,295,891)
Unfunded purchase agreements                       --             (939,693)               --         (939,693)
Foreign currency exchange contracts                --          (15,246,148)               --      (15,246,148)
Payable on TALF Loan                               --                   --      (876,335,634)    (876,335,634)
                                         ------------       --------------     -------------   --------------
Total Liabilities                        $ (5,295,891)      $  (38,415,459)    $(876,335,634)  $ (920,046,984)
                                         ------------       --------------     -------------   --------------

Currency contracts, unfunded purchase agreements and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

COUNTERPARTY/CONTRACT                      CONTRACT AMOUNT           EXPIRATION                     UNREALIZED     UNREALIZED
DESCRIPTION                     BUY/SELL       (000'S)                 DATES           VALUE       APPRECIATION   DEPRECIATION
-----------------------------   --------   ---------------        ---------------   -----------    ------------   ------------
BANC OF AMERICA:
Australian Dollar (AUD)           Sell            58,970   AUD            2/10/10   $ 52,748,186    $  299,941     $  384,287
Chinese Renminbi (Yuan) (CNY)     Sell           114,800   CNY             2/4/10     16,821,540        11,304             --
Indonesia Rupiah (IDR)             Buy       342,861,000   IDR    1/29/10-2/25/10     36,207,909       332,529             --
Japanese Yen (JPY)                 Buy         6,051,000   JPY            5/10/10     65,028,136            --      1,905,636
New Zealand Dollar (NZD)           Buy            45,760   NZD            2/10/10     33,124,049       168,698             --
                                                                                                    ----------     ----------
                                                                                                       812,472      2,289,923
                                                                                                    ----------     ----------
BANK PARIBAS ASIA - FGN:
New Turkish Lira (TRY)             Buy            50,370   TRY            1/13/10     33,668,868       310,148             --
Norwegian Krone (NOK)              Buy           157,200   NOK            2/10/10     27,101,468            --        952,325
Norwegian Krone (NOK)             Sell           105,000   NOK            2/10/10     18,102,125       196,813          5,740

Polish Zloty (PLZ)                 Buy           295,405   PLZ     1/7/10-2/10/10    103,083,812     1,610,109        437,651
Polish Zloty (PLZ)                Sell            47,400   PLZ            5/10/10     16,407,119        10,276             --
                                                                                                    ----------     ----------
                                                                                                     2,127,346      1,395,716
                                                                                                    ----------     ----------


                     40 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

BARCLAY'S CAPITAL:
Euro (EUR)                        Sell              46,480    EUR  1/21/10-2/18/10       66,629,186            616,633            --
Hungarian Forint (HUF)             Buy             586,000    HUF      2/8/10             3,099,481                 --       143,284
Japanese Yen (JPY)                Sell           6,680,500    JPY   2/2/10--4/5/10       71,756,090          3,029,972            --
Mexican Nuevo Peso (MXN)           Buy              97,550    MXN      1/29/10            7,431,143                 --        16,559
Philippines Peso (PHP)             Buy             798,000    PHP      2/2/10            17,192,774            309,852            --
                                                                                                      ----------------   -----------
                                                                                                             3,956,457       159,843
                                                                                                      ----------------   -----------
CITIGROUP:
Colombian Peso (COP)              Sell          30,624,000    COP      1/29/10           14,956,762            214,901            --
Euro (EUR)                        Sell              60,810    EUR  2/10/10--3/18/10      87,166,174          1,808,589            --
New Taiwan Dollar (TWD)           Sell             547,000    TWD      2/4/10            17,325,248                 --       203,408
Peruvian New Sol (PEN)            Sell              57,410    PEN  1/19/10--1/21/10      19,865,015             62,920            --
Singapore Dollar (SGD)             Buy               3,970    SGD      5/10/10            2,822,610                 --        22,759
Swedish Krona (SEK)                Buy              29,000    SEK      2/10/10            4,054,237                 --       168,444
Swedish Krona (SEK)               Sell               8,900    SEK      2/10/10            1,244,231              5,742            --
                                                                                                      ----------------   -----------
                                                                                                             2,092,152       394,611
                                                                                                      ----------------   -----------
CREDIT SUISSE:
British Pound Sterling (GBP)       Buy               8,750    GBP      2/10/10           14,129,532                 --       502,699
Euro (EUR)                        Sell             174,200    EUR  2/4/10--3/18/10      249,705,958          5,750,691         5,789
New Turkish Lira (TRY)            Sell             133,860    TRY  1/13/10--2/16/10      89,230,928                --        474,127
Russian Ruble (RUR)                Buy             432,925    RUR      10/7/10           13,688,856             34,254       214,595
South African Rand (ZAR)           Buy             469,345    ZAR      1/20/10           63,350,145            872,066            --
Swedish Krona (SEK)                Buy              43,200    SEK      2/10/10            6,039,415             32,072            --
Swedish Krona (SEK)               Sell             201,980    SEK      2/10/10           28,237,060            648,770        13,674
                                                                                                      ----------------   -----------
                                                                                                             7,337,853     1,210,884
                                                                                                      ----------------   -----------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)           Sell               2,340    AUD      1/21/10            2,097,312                 --        28,425
British Pound Sterling (GBP)      Sell               5,120    GBP      1/21/10            8,268,774                 --        16,870
Euro (EUR)                        Sell              42,080    EUR      5/10/10           60,304,678          1,678,395        67,605
Indian Rupee (INR)                 Buy           1,568,000    INR      2/22/10           33,562,270                 --        24,535
Japanese Yen (JPY)                Sell           9,109,000    JPY  1/21/10--5/10/10      97,824,708          4,883,450            --
Norwegian Krone (NOK)              Buy              93,500    NOK      2/10/10           16,119,512                 --        21,048
Norwegian Krone (NOK)             Sell             160,090    NOK      2/10/10           27,599,707            487,446         4,114
Russian Ruble (RUR)                Buy             278,800    RUR      10/7/10            8,815,506                 --       372,169
Swiss Franc (CHF)                  Buy               5,150    CHF      2/10/10            4,979,723                116            --
Swiss Franc (CHF)                 Sell              68,870    CHF  1/21/10--2/10/10      66,592,674                 --        29,313
                                                                                                      ----------------   -----------
                                                                                                             7,049,407       564,079
                                                                                                      ----------------   -----------
GOLDMAN, SACHS & CO.:
Brazilian Real (BRR)               Buy             192,065    BRR      2/2/10           109,527,334          2,807,547            --
Brazilian Real (BRR)              Sell              24,340    BRR      2/2/10            13,880,172                 --       321,794
Mexican Nuevo Peso (MXN)           Buy             428,350    MXN  1/19/10--1/29/10      32,666,140                 --       611,104
South African Rand (ZAR)           Buy             448,600    ZAR      2/17/10           60,234,923            938,600            --
South Korean Won (KRW)             Buy          27,357,000    KRW      1/19/10           23,478,954                 --        45,855
                                                                                                      ----------------   -----------
                                                                                                             3,746,147       978,753
                                                                                                      ----------------   -----------
HONG KONG & SHANGHAI BANK
CORP.:
Israeli Shekel (ILS)               Buy              50,490    ILS      1/29/10           13,330,212             26,487         1,151
Mexican Nuevo Peso (MXN)          Sell              54,905    MXN      1/29/10            4,182,541             46,939            --


                     41 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

New Turkish Lira (TRY)             Buy              25,275    TRY      2/8/10            16,822,993             13,336            --
Polish Zloty (PLZ)                 Buy              68,990    PLZ      1/7/10            24,082,497                 --       988,969
                                                                                                      ----------------   -----------
                                                                                                                86,762       990,120
                                                                                                      ----------------   -----------
JP MORGAN CHASE:
Chilean Peso (CLP)                Sell           8,897,000    CLP      2/8/10            17,559,066            199,417            --
Euro (EUR)                        Sell              47,400    EUR  3/17/10--11/8/10      67,935,593            108,944       234,000
Indian Rupee (INR)                 Buy           1,820,000    INR      1/19/10           39,053,258                 --       103,369
Indonesia Rupiah (IDR)             Buy         381,268,000    IDR  1/13/10--3/29/10      40,260,276            170,295        18,937
Japanese Yen (JPY)                Sell           1,374,000    JPY      4/5/10            14,760,566            140,527            --
Malaysian Ringgit (MYR)            Buy              13,400    MYR      5/10/10            3,893,065                 --        26,095
Mexican Nuevo Peso (MXN)           Buy             151,130    MXN  1/19/10--1/29/10      11,524,917                 --       272,478
Russian Ruble (RUR)                Buy             580,080    RUR      11/8/10           18,256,125              2,178       139,306
South Korean Won (KRW)             Buy          52,101,000    KRW      1/19/10           44,715,319                 --       114,315
                                                                                                      ----------------   -----------
                                                                                                               621,361       908,500
                                                                                                      ----------------   -----------
RBS GREENWICH CAPITAL:
Polish Zloty (PLZ)                 Buy             229,510    PLZ      1/7/10            80,115,581          1,229,894     1,005,569
South African Rand (ZAR)           Buy              81,530    ZAR      3/18/10           10,885,803            202,371            --
Swiss Franc (CHF)                  Buy              53,060    CHF  2/10/10--5/10/10      51,309,115             23,589       656,518
Swiss Franc (CHF)                 Sell             101,850    CHF  2/2/10--2/10/10       98,481,713          1,514,241        30,080
                                                                                                      ----------------   -----------
                                                                                                             2,970,095     1,692,167
                                                                                                      ----------------   -----------
SANTANDER INVESTMENTS:
Argentine Peso (ARP)               Buy              64,250    ARP      2/9/10            16,674,985             55,740            --
Colombian Peso (COP)              Sell          56,420,000    COP      1/19/10           27,555,528            953,820            --
Mexican Nuevo Peso (MXN)          Sell             331,280    MXN      2/8/10            25,207,457                 --       619,933
                                                                                                      ----------------   -----------
                                                                                                             1,009,560       619,933
                                                                                                      ----------------   -----------
STANDARD NEW YORK
SECURITIES, INC.
South African Rand (ZAR)            Buy            134,000    ZAR      2/8/10            18,022,056             23,883            --
                                                                                                      ----------------   -----------
STATE STREET:
British Pound Sterling (GBP)        Buy              9,700    GBP      2/10/10           15,663,596             21,019        11,618
British Pound Sterling (GBP)       Sell             14,610    GBP      2/10/10           23,592,282            620,149            --
Canadian Dollar (CAD)               Buy             57,390    CAD      2/10/10           54,874,830            784,761            --
Canadian Dollar (CAD)              Sell             49,100    CAD  1/21/10--2/10/10      46,948,195                 --       935,708
Euro (EUR)                          Buy              6,510    EUR      2/10/10            9,331,933                 --       445,577
Euro (EUR)                         Sell                100    EUR      2/10/10              143,348              4,805            --
                                                                                                      ----------------   -----------
                                                                                                             1,430,734     1,392,903
                                                                                                      ----------------   -----------
WESTPAC:
Australian Dollar (AUD)             Buy            167,230    AUD      2/10/10          149,585,878             34,460     2,648,716
British Pound Sterling (GBP)        Buy              4,870    GBP      3/18/10            7,862,274             92,092            --
New Zealand Dollar (NZD)            Buy             20,280    NZD      2/10/10           14,679,976            150,259            --
                                                                                                      ----------------   -----------
                                                                                                               276,811     2,648,716
                                                                                                      ----------------   -----------
Total unrealized appreciation and depreciation                                                         $    33,541,040   $15,246,148
                                                                                                      ================   ===========


                     42 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

FUTURES CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                                                                                           UNREALIZED
                                                 NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                  BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
-----------------------------------   --------   ---------   ----------   ------------   --------------
CAC40 10 Euro Index                     Sell         319       1/15/10    $ 18,024,550    $   (339,477)
DAX Index                               Sell          85       3/19/10      18,154,361        (233,513)
DAX Index                                Buy          66       3/19/10      14,096,327         181,296
Euro-BOBL                               Sell         790        3/8/10     130,985,277       1,260,128
Euro-Bundesobligation                    Buy         268        3/8/10      46,560,087        (731,204)
FTSE 100 Index                          Sell          33       3/19/10       2,857,758         (56,451)
Japan (Government of) Bonds, 10 yr.     Sell          44       3/11/10      65,998,819        (136,931)
Japan (Government of) E-Mini
   Bonds, 10 yr.                        Sell          16       3/10/10       2,400,472         (12,219)
Japan (Government of) Mini Bonds,
   10 yr.                                Buy          97       3/10/10      14,552,864           40,178
NASDAQ 100 E-Mini Index                  Buy         785       3/19/10      29,182,375          998,991
NIKKEI 225 Index                         Buy          44       3/11/10       2,486,176          105,985
NIKKEI 225 Index                        Sell         201       3/11/10      22,746,980        (976,344)
Standard & Poor's 500 E-Mini            Sell       1,886       3/19/10     104,739,010        (639,165)
U.S. Long Bonds                          Buy       4,200       3/22/10     484,575,000     (19,958,716)
U.S. Long Bonds                         Sell       1,174       3/22/10     135,450,250       2,655,038
U.S. Treasury Nts., 2 yr.               Sell       1,634       3/31/10     353,378,033       1,304,238
U.S. Treasury Nts., 5 yr.               Sell       2,352       3/31/10     269,028,376       4,519,248
U.S. Treasury Nts., 5 yr.                Buy       3,457       3/31/10     395,421,385      (6,830,189)
U.S. Treasury Nts., 10 yr.               Buy       4,840       3/22/10     558,793,125     (13,184,187)
U.S. Treasury Nts., 10 yr.              Sell       4,271       3/22/10     493,100,297      13,090,074
United Kingdom Long Gilt                 Buy          22       3/29/10       4,066,901         (14,221)
                                                                                          ------------
                                                                                          $(18,957,441)
                                                                                          ============

WRITTEN OPTIONS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                                   NUMBER OF    EXERCISE   EXPIRATION   PREMIUMS                 UNREALIZED
DESCRIPTION                TYPE    CONTRACTS      PRICE       DATE      RECEIVED      VALUE     APPRECIATION
------------------------   ----   -----------   --------   ----------   --------   ----------   ------------
Mexican Nuevo Peso (MXN)    Put   206,800,000      $14       3/18/10    $202,221   $(180,061)      $22,160

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                                                              PAY/               UPFRONT
                                         BUY/SELL  NOTIONAL RECEIVE              PAYMENT                 UNREALIZED
REFERENCE ENTITY/                         CREDIT    AMOUNT   FIXED  TERMINATION RECEIVED/               APPRECIATION
SWAP COUNTERPARTY                       PROTECTION  (000'S)   RATE      DATE      (PAID)     VALUE     (DEPRECIATION)
--------------------------------------- ---------- -------- ------- --------------------- -----------  --------------
BAXTER INTERNATIONAL INC.
UBS AG                                      Buy     $13,600   1.00%   12/20/14  $ 381,942 $  (367,013)  $     14,929
                                                    -------                     --------- -----------   ------------
                                           Total     13,600                       381,942    (367,013)        14,929
                                                    -------                     --------- -----------   ------------
BOLIVARIAN REPUBLIC OF VENEZUELA:
Barclays Bank PLC                           Sell      3,360  30.50     1/20/10         --     503,819        503,819
Morgan Stanley Capital Services, Inc.       Sell      3,360  30.00     1/20/10         --     495,237        495,237
                                                    -------                     --------- -----------   ------------
                                           Total      6,720                            --     999,056        999,056
                                                    -------                     --------- -----------   ------------
CBS CORP.
Credit Suisse International                 Sell     13,600   1.00    12/20/14    232,804    (271,284)       (38,480)
                                                   --------                     --------- -----------   ------------
                                           Total     13,600                       232,804    (271,284)       (38,480)
                                                   --------                     --------- -----------   ------------
CDX NORTH AMERICA HIGH YIELD
INDEX, SERIES 12:
Credit Suisse International                 Sell     12,032   5.00     6/20/14  1,431,307      48,601      1,479,908
JPMorgan Chase Bank NA, NY Branch           Sell      9,118   5.00     6/20/14  1,089,095      36,831      1,125,926
                                                    -------                     --------- -----------   ------------
                                           Total     21,150                     2,520,402      85,432      2,605,834
                                                    -------                     --------- -----------   ------------
CDX NORTH AMERICA HIGH YIELD
INDEX, SERIES 13:
Barclays Bank plc                           Sell     31,982   5.00    12/20/14  3,035,324    (139,446)     2,895,878
Goldman Sachs International                 Sell     19,191   5.00    12/20/14  1,663,879     (83,676)     1,580,203
Goldman Sachs International                 Sell     31,982   5.00    12/20/14  3,015,133    (139,446)     2,875,687
JPMorgan Chase Bank NA, NY Branch           Sell      6,930   5.00    12/20/14    363,825     (44,752)       319,073
                                                    -------                     --------- -----------   ------------
                                           Total     90,085                     8,078,161    (407,320)     7,670,841
                                                    -------                     --------- -----------   ------------


                     43 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

DEVELOPMENT BANK OF KAZAKHSTAN JSC
Credit Suisse International                 Sell     17,520   3.75     2/20/13         --      52,472         52,472
                                                   --------                     --------- -----------   ------------
                                           Total     17,520                            --      52,472         52,472
                                                   --------                     --------- -----------   ------------
DEVON ENERGY
Credit Suisse International                  Buy     13,600   1.00    12/20/14    260,746    (244,093)        16,653
                                                   --------                     --------- -----------   ------------
                                           Total     13,600                       260,746    (244,093)        16,653
                                                   --------                     --------- -----------   ------------
HARTFORD FINANCIAL SERVICES GROUP, INC.
Credit Suisse International                 Sell     13,317   1.00    12/20/14    879,965    (294,974)       584,991
                                                   --------                     --------- -----------   ------------
                                           Total     13,317                       879,965    (294,974)       584,991
                                                   --------                     --------- -----------   ------------
HSBK EUROPE BV:
Morgan Stanley Capital Services, Inc.       Sell        340   4.78     3/20/13         --      (8,006)        (8,006)
Morgan Stanley Capital Services, Inc.       Sell      8,420   4.88     3/20/13         --    (174,965)      (174,965)
                                                   --------                     --------- -----------   ------------
                                           Total      8,760                            --    (182,971)      (182,971)
                                                   --------                     --------- -----------   ------------
INTERNATIONAL PAPER CO.
JPMorgan Chase Bank NA, NY Branch           Sell     13,600   1.00    12/20/14    130,339    (150,237)       (19,898)
                                                   --------                     --------- -----------   ------------
                                           Total     13,600                       130,339    (150,237)       (19,898)
                                                   --------                     --------- -----------   ------------
ISLAMIC REPUBLIC OF PAKISTAN
Citibank NA, New York                       Sell      5,090   5.10     3/20/13         --    (351,971)      (351,971)
                                                   --------                     --------- -----------   ------------
                                           Total      5,090                            --    (351,971)      (351,971)
                                                   --------                     --------- -----------   ------------
ISTANBUL BOND CO. SA FOR
FINANSBANK AS
Morgan Stanley Capital Services, Inc.       Sell     26,010   1.30     3/24/13         --  (2,404,189)    (2,404,189)
                                                   --------                     --------- -----------   ------------
                                           Total     26,010                            --  (2,404,189)    (2,404,189)
                                                   --------                     --------- -----------   ------------
LOCKHEED MARTIN CORP.
Morgan Stanley Capital Services, Inc.        Buy     13,317   1.00    12/20/14    452,358    (423,472)        28,886
                                                   --------                     --------- -----------   ------------
                                           Total     13,317                       452,358    (423,472)        28,886
                                                   --------                     --------- -----------   ------------
NORDSTROM, INC.
Deutsche Bank AG                            Sell     13,665   1.00    12/20/14    141,934       3,867        145,801
                                                   --------                     --------- -----------   ------------
                                           Total     13,665                       141,934       3,867        145,801
                                                   --------                     --------- -----------   ------------
REPUBLIC OF HELLENIC:
Barclays Bank plc                            Buy      4,050   1.00    12/20/14   (203,327)    289,721         86,394
                                                   --------                     --------- -----------   ------------
                                           Total      4,050                      (203,327)    289,721         86,394
                                                   --------                     --------- -----------   ------------
Barclays Bank plc                           Sell     31,660   1.00    12/20/14  2,070,591  (2,264,819)      (194,228)
                                                   --------                     --------- -----------   ------------
                                           Total     31,660                     2,070,591  (2,264,819)      (194,228)
                                                   --------                     --------- -----------   ------------
REPUBLIC OF HUNGARY
Credit Suisse International                 Sell      9,600   2.70     9/20/10         --      90,221         90,221
                                                   --------                     --------- -----------   ------------
                                           Total      9,600                            --      90,221         90,221
                                                   --------                     --------- -----------   ------------
REPUBLIC OF PERU
Deutsche Bank AG                             Buy      7,680   1.71    12/20/16         --    (205,233)     (205,233)
                                                   --------                     --------- -----------   ------------
                                           Total      7,680                            --    (205,233)      (205,233)
                                                   --------                     --------- -----------   ------------
REPUBLIC OF THE PHILIPPINES:
Barclays Bank plc                            Buy      9,590   1.74    12/20/14         --      20,734         20,734
JPMorgan Chase Bank NA, London Branch        Buy      6,390   1.76    12/20/14         --       8,115          8,115
                                                   --------                     --------- -----------   ------------
                                           Total     15,980                            --      28,849         28,849
                                                   --------                     --------- -----------   ------------


                     44 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

THE KROGER CO.
UBS AG                             Buy       13,600       1.00           12/20/14         131,651       (91,501)      40,150
                                             ------                                   -----------   -----------   ----------
                                  Total      13,600                                       131,651       (91,501)      40,150
TROY CAPITAL SA FOR YASAR
   HOLDINGS SA
Morgan Stanley Capital
   Services, Inc.                 Sell        3,530       8.75            6/20/10              --      (666,990)    (666,990)
                                             ------                                   -----------   -----------   ----------
                                  Total       3,530                                            --      (666,990)    (666,990)
UNITED MEXICAN STATES
Goldman Sachs International        Buy        6,190       1.35            9/20/14              --        (5,116)      (5,116)
                                             ------                                   -----------   -----------   ----------
                                  Total       6,190                                            --        (5,116)      (5,116)
WAL-MART STORES, INC.
Morgan Stanley Capital
   Services, Inc.                  Buy       13,317       1.00           12/20/14         311,166      (295,797)      15,369
                                             ------                                   -----------   -----------   ----------
                                  Total      13,317                                       311,166      (295,797)      15,369
XL CAPITAL LTD.
Deutsche Bank AG                  Sell       12,710       1.00           12/20/14         351,201      (208,500)     142,701
                                             ------                                   -----------   -----------   ----------
                                  Total      12,710                                       351,201      (208,500)     142,701
                                                                                      -----------   -----------   ----------
   Grand Total Buys                                                                     1,334,536    (1,313,655)      20,881
   Grand Total Sells                                                                   14,405,397    (5,972,207)   8,433,190
                                                                                      -----------   -----------   ----------
   Total Credit Default Swaps                                                         $15,739,933   $(7,285,862)  $8,454,071
                                                                                      ===========   ===========   ==========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH THE          PAYMENTS FOR SELLING CREDIT      AMOUNT      REFERENCE ASSET
FUND SOLD PROTECTION                           PROTECTION (UNDISCOUNTED)    RECOVERABLE*    RATING RANGE**
------------------------------------          ---------------------------   ------------   ---------------
Non-Investment Grade Corporate Debt Indexes           $111,235,050               $--                   B
Investment Grade Single Name Corporate Debt             66,892,000                --         BBB+ to BBB
Investment Grade Sovereign Debt                         84,790,000                --        BBB+ to BBB-
Non-Investment Grade Sovereign Debt                     24,100,000                --           BB- to B-
                                                      ------------               ---
Total                                                 $287,017,050               $--
                                                      ============               ===

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF NOVEMBER 30, 2009 ARE AS FOLLOWS:

                                      NOTIONAL
INTEREST RATE/                         AMOUNT              PAID BY       RECEIVED BY   TERMINATION
SWAP COUNTERPARTY                      (000'S)            THE FUND         THE FUND        DATE          VALUE
-----------------                    ----------       ----------------   -----------   -----------   ------------
BZDI:
Banco Santander Central Hispano SA       19,400 BRR               BZDI      14.000%        1/3/12    $   926,821
Goldman Sachs Group, Inc. (The)           5,900 BRR               BZDI      10.670         1/2/12        (62,338)
Goldman Sachs Group, Inc. (The)           2,160 BRR               BZDI      12.260         1/2/15           (545)
Goldman Sachs Group, Inc. (The)             990 BRR               BZDI      12.260         1/2/15           (260)
Goldman Sachs Group, Inc. (The)          19,400 BRR               BZDI      14.050         1/2/12        926,631
Goldman Sachs Group, Inc. (The)          17,055 BRR               BZDI      14.160         1/2/17        416,941
Goldman Sachs Group, Inc. (The)          47,000 BRR               BZDI      12.800         1/2/17         59,391
Goldman Sachs Group, Inc. (The)          35,170 BRR               BZDI      12.920         1/2/14        561,649


                     45 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Goldman Sachs Group, Inc. (The)          17,520 BRR               BZDI      12.870         1/2/14        256,078
Goldman Sachs Group, Inc. (The)          76,300 BRR               BZDI      12.870         1/2/14        856,041
Goldman Sachs Group, Inc. (The)          18,300 BRR               BZDI      14.300         1/2/17        484,661
Goldman Sachs International               7,080 BRR               BZDI      14.100         1/2/17        160,538
Goldman Sachs International              45,670 BRR               BZDI      13.900         1/2/17      1,036,743
JPMorgan Chase Bank NA                   41,300 BRR               BZDI      13.900         1/2/17        749,852
Morgan Stanley                           29,980 BRR               BZDI      12.810         1/2/17        122,692
Morgan Stanley                           33,500 BRR               BZDI      15.000         1/2/17        887,028
Morgan Stanley                           83,500 BRR               BZDI      13.900         1/2/17      1,516,381
Morgan Stanley                           41,200 BRR               BZDI      12.050         1/2/12        462,406
                                     ----------                                                      -----------
Total                                   541,425 BRR                                                    9,360,710
                                     ----------                                                      -----------
MXN TIIE BANXICO:
Barclays Bank plc                        82,350 MXN   MXN TIIE BANXICO       9.270        7/17/26        387,722
Banco Santander SA, Inc.                236,700 MXN   MXN TIIE BANXICO       8.540        9/27/13        874,209
Banco Santander SA, Inc.                236,900 MXN   MXN TIIE BANXICO       8.060         2/6/14        483,579
Citibank NA                             442,300 MXN   MXN TIIE BANXICO       8.920       11/24/11      1,535,135
Credit Suisse International              93,600 MXN   MXN TIIE BANXICO       8.560        9/27/13        375,745
Goldman Sachs Group, Inc. (The)         143,100 MXN   MXN TIIE BANXICO       8.540        9/27/13        528,514
Goldman Sachs Group, Inc. (The)         445,600 MXN   MXN TIIE BANXICO       9.350       11/18/11      1,761,247
Goldman Sachs Group, Inc. (The)       1,449,000 MXN   MXN TIIE BANXICO      10.000       11/11/11      2,455,281
Goldman Sachs Group, Inc. (The)         539,500 MXN   MXN TIIE BANXICO       9.270       11/21/11      2,043,394
Goldman Sachs Group, Inc. (The)         534,600 MXN   MXN TIIE BANXICO       9.080       11/22/11      1,923,285
JPMorgan Chase Bank NA                1,441,000 MXN   MXN TIIE BANXICO      10.000       11/11/11      2,441,725
JPMorgan Chase Bank NA                  432,000 MXN   MXN TIIE BANXICO       8.920       11/24/11      1,499,385
                                     ----------                                                      -----------
Total                                 6,076,650 MXN                                                   16,309,221
                                     ----------                                                      -----------
SIX-MONTH AUD BBR BBSW
                                                                         Six-Month
                                                                           AUD BBR
Westpac Banking Corp.                    46,900 AUD              6.215        BBSW        11/4/19         37,030
                                     ----------                                                      -----------
SIX-MONTH HUF BUBOR REUTERS:
                                                         Six-Month HUF
Barclays Bank plc                     3,820,000 HUF      BUBOR Reuters       7.820        9/19/13        607,364
                                                         Six-Month HUF
Barclays Bank plc                     2,261,000 HUF      BUBOR Reuters       7.180        10/8/18        (93,469)
                                                         Six-Month HUF
Citibank NA                           2,226,000 HUF      BUBOR Reuters       7.200        10/8/18        (46,390)
                                                         Six-Month HUF
Citibank NA                           2,231,000 HUF      BUBOR Reuters       7.180        10/3/18        (46,114)
                                                         Six-Month HUF
Goldman Sachs Group, Inc. (The)       7,148,000 HUF      BUBOR Reuters       6.500        12/7/11       (137,044)
                                                         Six-Month HUF
JPMorgan Chase Bank NA                2,261,000 HUF      BUBOR Reuters       7.200        10/6/18        (47,119)
                                                         Six-Month HUF
JPMorgan Chase Bank NA                1,778,000 HUF      BUBOR Reuters       7.890        9/12/13        298,297
                                                         Six-Month HUF
JPMorgan Chase Bank NA                3,025,000 HUF      BUBOR Reuters       8.480         6/6/13      1,295,941


                     46 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         Six-Month HUF
JPMorgan Chase Bank NA                2,025,000 HUF      BUBOR Reuters       7.880        8/12/13        253,834
                                                         Six-Month HUF
Morgan Stanley                        5,934,000 HUF      BUBOR Reuters       6.570        12/1/11       (116,752)
                                     ----------                                                      -----------
Total                                32,709,000 HUF                                                    1,968,548
                                     ----------                                                      -----------

SIX-MONTH JPY BBA LIBOR:
                                                                         Six-Month
                                                                           JPY BBA
Citibank NA                           1,172,000 JPY              1.391       LIBOR        10/6/19        (32,332)
                                                                         Six-Month
                                                                           JPY BBA
JPMorgan Chase Bank NA                1,318,800 JPY              1.484       LIBOR         8/7/19       (207,918)
                                                                         Six-Month
                                                                           JPY BBA
JPMorgan Chase Bank NA                1,337,000 JPY              1.563       LIBOR        11/9/19       (242,416)
                                     ----------                                                      -----------
Total                                 3,827,800 JPY                                                     (482,666)
                                     ----------                                                      -----------

SIX-MONTH PLZ WIBOR WIBO:
                                                         Six-Month PLZ
Goldman Sachs Group, Inc. (The)          56,520 PLZ         WIBOR WIBO       5.330        10/6/18       (489,864)
                                                         Six-Month PLZ
Goldman Sachs Group, Inc. (The)          35,700 PLZ         WIBOR WIBO       5.320        10/3/18       (323,156)
                                                         Six-Month PLZ
JPMorgan Chase Bank NA                   17,125 PLZ         WIBOR WIBO       5.650        9/11/19        (11,324)
                                                         Six-Month PLZ
JPMorgan Chase Bank NA                   25,650 PLZ         WIBOR WIBO       5.690        9/14/19          9,325
                                                         Six-Month PLZ
JPMorgan Chase Bank NA                    2,900 PLZ         WIBOR WIBO       5.600        9/10/19         (5,857)
                                     ----------                                                      -----------
Total                                   137,895 PLZ                                                     (820,876)
                                     ----------                                                      -----------

THREE-MONTH ILS TELBOR01 REUTERS:
                                                           Three-Month
                                                          ILS TELBOR01
Credit Suisse International              15,430 ILS            Reuters       4.650       12/22/18       (216,853)
                                                           Three-Month
                                                          ILS TELBOR01
Credit Suisse International              16,630 ILS            Reuters       4.940       12/15/18       (148,472)
                                                           Three-Month
                                                          ILS TELBOR01
UBS AG                                   41,700 ILS            Reuters       5.850         9/4/18        568,137
                                                           Three-Month
                                                          ILS TELBOR01
UBS AG                                   42,440 ILS            Reuters       5.036       12/12/18       (206,482)
                                                           Three-Month
                                                          ILS TELBOR01
UBS AG                                   42,500 ILS            Reuters       4.780         1/7/19         43,496
                                     ----------                                                      -----------
Total                                   201,200 ILS                                                       39,826
                                     ----------                                                      -----------

THREE-MONTH SEK STIBOR SIDE
                                                           Three-Month
Barclays Bank plc                       294,670 SEK    SEK STIBOR SIDE       3.470        12/2/19       (309,070)
                                     ----------                                                      -----------
THREE-MONTH USD BBA LIBOR
                                                        PD Three-Month
Goldman Sachs Group, Inc. (The)          42,200          USD BBA LIBOR       3.600        11/3/19     (1,004,203)
                                     ----------                                                      -----------

THREE-MONTH ZAR JIBAR SAFEX


                     47 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                           Three-Month ZAR
Barclays Bank plc                       189,700 ZAR        JIBAR SAFEX         7.450         9/22/11            2,391
                                                           Three-Month ZAR
Goldman Sachs Group, Inc (The)          127,060 ZAR        JIBAR SAFEX         7.500         9/23/11            1,618
                                                                                                         ------------
                                                                                                                4,009
                                                                                                         ------------
Total Interest Rate Swaps                                                                                $ 25,102,529
                                                                                                         ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD           Australian Dollar
BRR           Brazilian Real
HUF           Hungarian Forint
ILS           Israeli Shekel
JPY           Japanese Yen
MXN           Mexican Nuevo Peso
PLZ           Polish Zloty
SEK           Swedish Krona
ZAR           South African Rand

Abbreviations are as follows:

BANIXCO       Banco de Mexico
BBA LIBOR     British Bankers' Association London-Interbank Offered Rate
BBR BBSW      Bank Bill Swap Reference Rate (Australian Financial Market)
BUBOR         Budapest Interbank Offered Rate
BZDI          Brazil Interbank Deposit Rate
JIBAR         South Africa Johannesburg Interbank Agreed Rate
SAFEX         South African Futures Exchange
STIBOR SIDE   Stockholm Interbank Offered Rate
TIIE          Interbank Equilibrium Interest Rate
TELBOR01      Tel Aviv Interbank Offered Rate 1 Month
WIBOR WIBO    Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                              NOTIONAL
REFERENCE ENTITY/              AMOUNT                PAID BY                  RECEIVED BY         TERMINATION
SWAP COUNTERPARTY             (000'S)                THE FUND                  THE FUND               DATE         VALUE
-----------------            ---------       -----------------------   ------------------------   -----------   -----------
AMEX
Cyclical/Transportation
Select Index

Morgan Stanley                  $7,128       One-Month BBA LIBOR       If positive, the Total         12/9/10      $191,987
                                             plus 10 basis points      Return of the AMEX
                                             and if negative, the      Cyclical/Transportation
                                             absolute value of         Select Index
                                             the Total Return of
                                             the AMEX
                                             Cyclical/Transportation
                                             Select Index

AMEX Health Care Select
Index

Deutsche Bank AG                 7,067       One-Month LIBOR plus      If positive, the Total         10/8/10        35,458
                                             10 basis points and       Return of the AMEX
                                             if negative, the          Health Care Select Index
                                             absolute value of
                                             the Total Return of
                                             the AMEX Health Care
                                             Select Index

AMEX Tech Select Index

Citibank NA                      7,071       One-Month BBA LIBOR       If positive, the Total         12/8/10       244,815
                                             plus 10 basis points      Return of the AMEX Tech
                                             and if negative, the      Select Index
                                             absolute value of
                                             the Total Return of
                                             the AMEX Tech Select
                                             Index

Custom basket of
securities:


                     48 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Citibank NA, New York        2,585,068 JPY   One-Month JPY BBA         If positive, the Total         4/14/10     1,036,878
                                             LIBOR plus 40 basis       Return of a custom
                                             points and if             basket of securities
                                             negative, the
                                             absolute value of
                                             the Total Return of
                                             a custom basket of
                                             securities

Morgan Stanley                  11,349 EUR   One-Month EUR BBA         If positive, the Total          3/5/10       624,807
                                             LIBOR plus 25 basis       Return of a custom
                                             points and if             basket of securities
                                             negative, the
                                             absolute value of
                                             the Total Return of
                                             a custom basket of
                                             securities

Morgan Stanley                  11,344 EUR   One-Month EUR BBA           If positive, the             10/7/09       174,983
International                                LIBOR plus 30 basis       Total Return of a
                                             points and if             custom basket of
                                             negative, the             securities
                                             absolute value of
                                             the Total Return of
                                             a custom basket of
                                             securities

UBS AG                          84,921       One-Month BBA LIBOR       If positive, the Total         12/6/10     1,307,174
                                             plus 25 basis points      Return of a custom
                                             and if negative, the      basket of securities
                                             absolute value of
                                             the Total Return of
                                             a custom basket of
                                             securities
                                                                                                                -----------
Reference Entity Total                                                                                            3,143,842
                                                                                                                -----------

MSCI Daily TR EAFE
Standard Gross USD Index:

Citibank NA                     16,474       If positive, the          One-Month LIBOR plus 15        10/7/10      (244,096)
                                             Total Return of the       basis points and if
                                             MSCI Daily EAFE           negative the absolute
                                             Standard Gross USD        value of the Total
                                             Index                     Return of the MSCI
                                                                       Daily EAFE Standard
                                                                       Gross USD Index

Goldman Sachs Group, Inc.       12,856       If positive, the          One-Month LIBOR plus 15        10/7/10       198,816
(The)                                        Total Return of the       basis points and if
                                             MSCI Daily EAFE           negative the absolute
                                             Standard Gross USD        value of the Total
                                             Index                     Return of the MSCI
                                                                       Daily EAFE Standard
                                                                       Gross USD Index

Morgan Stanley                   9,886       If positive, the          One-Month BBA LIBOR            10/7/10       103,923
                                             Total Return of the       minus 35 basis points
                                             MSCI Daily EAFE           and if negative, the
                                             Standard Gross USD        absolute value of the
                                             Index                     Total Return of the
                                                                       MSCI Daily EAFE
                                                                       Standard Gross USD Index

UBS AG                          12,849       If positive, the          One-Month LIBOR minus         10/11/10       161,551
                                             Total Return of the       10 basis points and if
                                             MSCI Daily EAFE           negative, the absolute
                                             Standard Gross USD        value of the Total
                                             Index                     Return of the MSCI
                                                                       Daily EAFE Standard
                                                                       Gross USD Index
                                                                                                                -----------
Reference Entity Total                                                                                              220,194
                                                                                                                -----------

MSCI Daily TR Net
Australia USD Index

Goldman Sachs Group, Inc.        7,974       One-Month BBA LIBOR       If positive, the Total        10/11/10      (111,840)
(The)                                        plus 20 basis points      Return of the MSCI
                                             and if negative, the      Daily Net Australia USD
                                             absolute value of         Index
                                             the Total Return of
                                             the MSCI Daily Net
                                             Australia USD Index

MSCI Daily TR Net Brazil
USD Index


                     49 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Goldman Sachs Group, Inc.        7,521       One-Month BBA LIBOR       If positive, the Total         10/6/10      (149,145)
(The)                                        plus 25 basis points      Return of the MSCI
                                             and if negative, the      Daily Net Brazil  Index
                                             absolute value of
                                             the Total Return of
                                             the MSCI Daily Net
                                             Brazil  Index

MSCI Daily TR Net
Emerging Markets South
Africa USD Index

Deutsche Bank AG                 8,728       One-Month LIBOR plus      If positive, the Total         12/6/10       104,729
                                             40 basis points and       Return of the MSCI
                                             if negative the           Daily Net Emerging
                                             absolute value of         Markets South Africa
                                             the Total Return of       Index
                                             the MSCI Daily Net
                                             Emerging Markets
                                             South Africa Index

MSCI Daily TR Net
Emerging Markets USD Index

UBS AG                          16,584       One-Month BBA LIBOR       If positive, the Total         5/12/10       257,705
                                             plus 100 basis            Return of the MSCI
                                             points and if             Daily Net Emerging
                                             negative, the             Markets USD Index
                                             absolute value of
                                             the Total Return of
                                             the MSCI Daily Net
                                             Emerging Markets USD
                                             Index

MSCI Daily TR Net
Singapore USD Index

Citibank NA                      8,479       One-Month BBA LIBOR       If positive, the Total         11/3/10       152,691
                                             plus 10 basis points      Return of the MSCI
                                             and if negative, the      Daily Net Singapore USD
                                             absolute value of         Index
                                             the Total Return of
                                             the MSCI Daily Net
                                             Singapore USD Index

MSCI Daily TR Net Spain
USD Index

Morgan Stanley                   8,183       One-Month LIBOR           If positive, the Total         10/6/10      (357,244)
                                             minus 25 basis            Return of the MSCI
                                             points and if             Daily Net Spain USD
                                             negative, the             Index
                                             absolute value of
                                             the Total Return of
                                             the MSCI Daily Net
                                             Spain USD Index

Each of JSC "Rushydro"
(Open Joint Stock
Company, Federal
Hydrogeneration Company)
and OJSC Saratovskaya HPP
and any Successor(s) to
these Reference Entities.

Morgan Stanley Capital         980,430 RUR   Three-Month USD BBA       7.75% from debt               12/26/13    (7,332,574)
Services, Inc.                               LIBOR                     obligations of JSC
                                                                       Rushydro and OJSC
                                                                       Saratovskaya HPP
S&P SMALLCAP 600 INDEX

Goldman Sachs Group, Inc.       21,175       If positive, the Total    One-Month USD BBA LIBOR        11/5/10    (1,271,200)
(The)                                        Return of the S&P         minus 50 basis points and
                                             SmallCap 600 Index        if negative, the Total
                                                                       Return of the S&P SmallCap
                                                                       600 Index
                                                                                                                -----------
                                                                                  Total of Total Return Swaps   $(4,870,582)
                                                                                                                ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR         Euro
JPY         Japanese Yen
RUR         Russian Ruble

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
LIBOR       London-Interbank Offered Rate
MSCI        Morgan Stanley Capital International
TR          Total Return
TRM         Tasa Representativa del Marcado


                     50 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

CURRENCY SWAPS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                    NOTIONAL
REFERENCE ENTITY/    AMOUNT                  PAID BY          RECEIVED BY         TERMINATION
SWAP COUNTERPARTY    (000'S)                 THE FUND            THE FUND            DATE           VALUE
-----------------   ---------         ----------------------   -----------   --------------------   -----
COP TRM (COP02)
Deutsche Bank AG    6,930,000   COP   6.44% of the USD         12.51%
                                      equivalent notional at   of the COP
                                      inception of trade       notional            3/18/19           $265
                                                                                                     ----
                                                                             Total Currency Swaps    $265
                                                                                                     ====

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

COP   Colombian Peso

Abbreviation is as follows:

TRM   Tasa Representativa del Marcado

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF DECEMBER 31, 2009 IS AS FOLLOWS:

                                                                           NOTIONAL
                                                 SWAP TYPE FROM             AMOUNT
           SWAP COUNTERPARTY                    FUND PERSPECTIVE           (000'S)                      VALUE
--------------------------------------   ------------------------------   ---------                 -------------
Banco Santander Central Hispano SA       Interest Rate                    $  19,400   BRR           $     926,821
                                                                                                    -------------
Banco Santander SA, Inc.                 Interest Rate                      473,600   MXN               1,357,788
                                                                                                    -------------
Barclays Bank plc:
                                         Credit Default Buy Protection       13,640                       310,455
                                         Credit Default Sell Protection      67,002                    (1,900,446)
                                         Interest Rate                    6,081,000   HUF                 513,895
                                         Interest Rate                       82,350   MXN                 387,722
                                         Interest Rate                      294,670   SEK                (309,070)
                                         Interest Rate                      189,700   ZAR                   2,391
                                                                                                    -------------
                                                                                                         (995,053)

Citibank NA:
                                         Interest Rate                    4,457,000   HUF                 (92,504)
                                         Interest Rate                    1,172,000   JPY                 (32,332)
                                         Interest Rate                      442,300   MXN               1,535,135
                                         Total Return                        32,024                       153,410
                                                                                                    -------------
                                                                                                        1,563,709

Citibank NA, New York:
                                         Credit Default Sell Protection       5,090                     (351,971)
                                         Total Return                     2,585,068   JPY               1,036,878
                                                                                                    -------------
                                                                                                          684,907

Credit Suisse International:
                                         Credit Default Buy Protection       13,600                      (244,093)
                                         Credit Default Sell Protection      66,069                      (374,964)
                                         Interest Rate                       32,060   ILS                (365,325)
                                         Interest Rate                       93,600   MXN                 375,745
                                                                                                    -------------
                                                                                                         (608,637)
Deutsche Bank AG:
                                         Credit Default Buy Protection        7,680                      (205,233)
                                         Credit Default Sell Protection      26,375                      (204,633)


                     51 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                         Currency                         6,930,000   COP                     265
                                         Total Return                        15,795                       140,187
                                                                                                    -------------
                                                                                                        (269,414)
                                                                                                    -------------
Goldman Sachs Group, Inc. (The):
                                         Interest Rate                      239,795   BRR               3,498,249
                                         Interest Rate                    7,148,000   HUF                (137,044)
                                         Interest Rate                    3,111,800   MXN               8,711,721
                                         Interest Rate                       92,220   PLZ                (813,020)
                                         Interest Rate                       42,200                    (1,004,203)
                                         Interest Rate                      127,060   ZAR                   1,618
                                         Total Return                        49,526                    (1,333,369)
                                                                                                    -------------
                                                                                                        8,923,952
                                                                                                    -------------
Goldman Sachs International:
                                         Credit Default Buy Protection        6,190                        (5,116)
                                         Credit Default Sell Protection      51,173                      (223,122)
                                         Interest Rate                       52,750   BRR               1,197,281
                                                                                                    -------------
                                                                                                          969,043
                                                                                                    -------------
JPMorgan Chase Bank NA:
                                         Interest Rate                       41,300   BRR                 749,852
                                         Interest Rate                    9,089,000   HUF               1,800,953
                                         Interest Rate                    2,655,800   JPY                (450,334)
                                         Interest Rate                    1,873,000   MXN               3,941,110
                                         Interest Rate                       45,675   PLZ                  (7,856)
                                                                                                    -------------
                                                                                                        6,033,725
                                                                                                    -------------
JPMorgan Chase Bank NA, London Branch    Credit Default Buy Protection        6,390                         8,115
                                                                                                    -------------
JPMorgan Chase Bank NA, NY Branch        Credit Default Sell Protection      29,648                      (158,158)
                                                                                                    -------------
Morgan Stanley:
                                         Interest Rate                      188,180   BRR               2,988,507
                                         Interest Rate                    5,934,000   HUF                (116,752)
                                         Total Return                        11,349   EUR                 624,807
                                         Total Return                        25,197                       (61,334)
                                                                                                    -------------
                                                                                                        3,435,228
                                                                                                    -------------
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy Protection       26,634                      (719,269)
                                         Credit Default Sell Protection      41,660                    (2,758,913)
                                         Currency                           980,430   RUR              (7,332,574)
                                                                                                    -------------
                                                                                                      (10,810,756)
                                                                                                    -------------
Morgan Stanley International             Total Return                        11,344   EUR                 174,983
                                                                                                    -------------
UBS AG:
                                         Credit Default Buy Protection       27,200                      (458,514)
                                         Interest Rate                      126,640   ILS                 405,151
                                         Total Return                       114,354                     1,726,430
                                                                                                    -------------
                                                                                                        1,673,067
                                                                                                    -------------
Westpac Banking Corp.                    Interest Rate                       46,900   AUD                  37,030
                                                                                                    -------------
                                                                                      Total Swaps   $  12,946,350
                                                                                                    =============


                     52 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
COP   Colombian Peso
EUR   Euro
HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
PLZ   Polish Zloty
RUR   Russian Ruble
SEK   Swedish Krona
ZAR   South African Rand


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair


                     53 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                         DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities      $246,992,224


The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the


                     54 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of December 31, 2009 is as follows:

Cost                                $155,649,982
Market Value                        $ 16,111,155
Market Value as a % of Net Assets           0.19%

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect


                     55 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

PARTICIPATION IN TALF PROGRAM. The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (the "TALF Program"), a program created by the Board of Governors of the Federal Reserve System and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (the "New York Fed"). Under the TALF Program, the New York Fed may provide loans to the Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, and Small Business Administration-guaranteed small business loans or certain commercial mortgage-backed securities ("TALF Eligible Securities"). The Fund has limited its TALF borrowings to 15% of its total assets. Loans under the TALF Program are not subject to the Fund's limitations on borrowings.

The Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan, which will consist of securities that the Fund currently owns or securities that the Fund purchases with the loan proceeds. The Fund is required to post an amount of TALF Eligible Securities, determined under the terms of the TALF Program, in excess of the amount borrowed. TALF Program loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Fund to the New York Fed. Except in certain limited circumstances, TALF Program loans are non-recourse, and if the Fund does not repay the loan, or if the TALF Eligible Securities pledged by the Fund default and lose some or all of their value, under the current terms of the TALF Program the New York Fed may enforce its rights only against the TALF Eligible Securities pledged by the Fund and not against any other assets of the Fund. If the Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, the Fund would generally not be liable to the New York Fed for any shortfall between the value of the securities surrendered and the outstanding amount borrowed, however, it would lose any excess in the value of the TALF Eligible Securities pledged as collateral by the Fund over the amount borrowed. The Fund has elected to record its outstanding TALF Program loans at fair value. As of period end, TALF Program Loans were priced using valuations supplied by a portfolio pricing service. The methodologies used by the portfolio pricing service to value the TALF Program Loans consider, among other factors, the nonrecourse nature of the loans, the value of the underlying collateral, including prepayments and defaults on identical or similar securities, market interest rates, and the historical volatility of credit spreads on identical or similar asset-backed and commercial mortgage-backed securities.

Interest is charged to the Fund at rates based primarily on the term of each loan and the nature of the TALF Eligible Securities pledged by the Fund. The Fund also pays administrative fees on the settlement date to the New York Fed.

The Fund's participation in the TALF Program involves certain risks: TALF Eligible Securities are subject to risks of fixed-income securities and may be at greater risk than other fixed-income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. The TALF Program is currently scheduled to discontinue new borrowings on June 30, 2010 for certain commercial mortgage-backed securities and on March 31, 2010 for all other TALF Eligible Securities. There can be no guarantee that the TALF Program will be extended beyond those dates. Failure to extend the


                     56 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

TALF Program may adversely impact the values of the securities pledged under the program. The Federal Reserve may change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. Such changes may adversely affect the value of the Fund's assets and the ability of the Fund to achieve its investment objectives.

Under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by the Fund are generally required to be used immediately to make principal and interest payments on the TALF Program loan. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by the Fund, the Fund may be required to pay such additional amounts from other portfolio holdings, which could reduce the Fund's returns. As of December 31, 2009, the Fund's combined net unrealized appreciation/(depreciation) on securities acquired and loans executed in connection with the Fund's participation in the TALF Program was $18,142,967.

As of December 31, 2009, the Fund had the following loans outstanding:

LOAN PRINCIPAL                               COLLATERAL           LOAN INTEREST   LOAN MATURITY                    COLLATERAL
    AMOUNT          LOAN TYPE               DESCRIPTION               RATE            DATE         LOAN VALUE         VALUE
--------------   ---------------   ----------------------------   -------------   -------------   ------------   --------------
 $206,660,520    Asset-Backed      Citibank Omni Master Trust,        2.854%         9/11/12      $205,964,150   $  224,391,488
                 Securities        Credit Card Receivables,
                                   Series 2009-A12, Cl. A12,
                                   3.35%, 8/15/16

   61,178,536    Asset-Backed      Discover Card Master Trust,        1.233(1)       9/11/12        60,971,366       65,362,128
                 Securities        Credit Card Receivables,
                                   Series 2009-A1, Cl. A1,
                                   1.533%, 12/15/14

   94,600,000    Asset-Backed      Ford Credit Floorplan Master       1.233(1)       10/9/12        89,590,291      110,241,879
                 Securities        Owner Trust 2009-2,
                                   Asset-Backed Nts., Series
                                   2009-2, Cl. A, 1.783%,
                                   9/15/12

   87,000,000    Asset-Backed      GE Dealer Floorplan Master         1.233(1)       11/13/12       78,330,284      100,075,870
                 Securities        Note Trust, Asset-Backed
                                   Securities, Series 2009-2A,
                                   Cl. A, 1.783%, 10/20/14

   33,205,778    Commerical        Baer Stearns Commercial            3.640          10/29/14       32,758,988       39,594,995
                 Mortgage-Backed   Mortgage Securities, Inc.,
                 Securities        Commercial Mtg. Pass-Through
                                   Certificates, Series
                                   2004-PWR4, Cl. A3, 5.468%,
                                   6/1/41

   19,683,138    Commerical        Banc of America Commercial         3.640          10/29/14       19,106,484       23,304,166
                 Mortgage-Backed   Mortgage, Inc., Commercial
                 Securities        Mtg. Pass-Through
                                   Certificates, Series 2005-1,
                                   Cl. A5, 5.094%, 11/1/42

   18,344,905    Commerical        Banc of America Commercial         3.543          11/25/14       17,419,432       21,495,292
                 Mortgage-Backed   Mortgage, Inc., Commercial
                 Securities        Mtg. Pass-Through
                                   Certificates, Series 2005-6,
                                   Cl. A4, 5.178%, 9/01/47

   33,936,553    Commerical        Citigroup, Inc./Deutsche           2.946          9/25/12        33,936,553       41,353,758
                 Mortgage-Backed   Bank 2007-CD4
                 Securities        CommercialMortgage Trust,
                                   Commercial Mtg. Pass-Through
                                   Certificates, Series
                                   2007-CD4, Cl. A2B, 5.205%,
                                   12/11/4

   37,920,486    Commerical        Credit Suisse First Boston         3.640          10/29/14       36,654,980       44,450,115
                 Mortgage-Backed   Mortgage Securities Corp.,
                 Securities        Commercial Mtg. Pass-Through
                                   Certificates, Series
                                   2005-C1, Cl. A4, 5.014%,
                                   2/1/38


                     57 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

   58,929,108    Commerical        Greenwich Capital Commercial       2.946          9/25/12        58,929,108       70,944,447
                 Mortgage-Backed   Funding Corp./Commercial
                 Securities        Mortgage Trust 2007-GG9,
                                   Commercial Mtg. Pass-Through
                                   Certificates, Series
                                   2007-GG9, Cl. A2, 5.381%,
                                   3/10/39

   41,909,651    Commerical        JPMorgan Chase Commercial          3.543          11/25/14       40,723,516       48,848,731
                 Mortgage-Backed   Mortgage Securities Corp.,
                 Securities        Commercial Mtg. Pass-Through
                                   Certificates, Series
                                   2005-LDP1, Cl. A4, 5.038%,
                                   3/1/46

   17,946,802    Commerical        ML-CFC Commercial Mortgage         2.862          10/29/12       17,946,802       21,281,446
                 Mortgage-Backed   Trust 2006-4, Commercial
                 Securities        Mtg. Pass-Through
                                   Certificates, Series 2006-4,
                                   Cl. A2, 5.112%, 12/1/49

   25,330,037    Commerical        Morgan Stanley Capital I           2.946          9/25/12        25,235,008       29,693,647
                 Mortgage-Backed   Trust 2003-IQ4, Commercial
                 Securities        Mtg. Pass-Through
                                   Certificates, Trust
                                   2003-IQ4,Cl. A2, 4.07%,
                                   5/1/40

   20,755,235    Commerical        Morgan Stanley Capital I           3.796          9/25/14        20,678,007       24,779,320
                 Mortgage-Backed   Trust 2004-TOP13, Commercial
                 Securities        Mtg. Pass-Through
                                   Certificates, Trust
                                   2004-TOP13, Cl. A4, 4.66%,
                                   9/1/45

   29,375,214    Commerical        Wachovia Bank Commercial           2.946          9/25/12        29,193,151       35,155,933
                 Mortgage-Backed   Mortgage Trust 2003-C9,
                 Securities        Commercial Mtg. Pass-Through
                                   Certificates, Series
                                   2003-C9, Cl. A4, 5.012%,
                                   12/1/35

   41,577,981    Commerical        Wachovia Bank Commercial           3.640          10/29/14       40,556,802       48,855,505
                 Mortgage-Backed   Mortgage Trust
                 Securities        2005-C17,Commercial Mtg.
                                   Pass-Through Certificates,
                                   Series2005-C17, Cl. A4,
                                   5.083%, 3/1/42

   17,590,750    Commerical        Wachovia Bank Commercial           2.720          11/26/12       17,496,947       20,781,561
                 Mortgage-Backed   Mortgage Trust
                 Securities        2005-C19,Commercial Mtg.
                                   Pass-Through Certificates,
                                   Series2005-C19, Cl. A5,
                                   4.661%, 5/1/44

   52,961,254    Commerical        Wachovia Bank Commercial           3.543          11/25/14       50,843,765       67,800,487
                 Mortgage-Backed   Mortgage Trust
                 Securities        2005-C22,Commercial Mtg.
                                   Pass-Through Certificates,
                                   Series2005-C22, Cl. A4,
                                   5.270%, 12/1/44
 ------------                                                                                     ------------   --------------
 $898,905,948                                                                                     $876,335,634   $1,038,410,768
 ============                                                                                     ============   ==============

(1.) Represents the current interest rate for a variable or increasing rate loan.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.


                     58 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors defined below:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposure to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of December 31, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $69,418,304, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $43,921,910 as of December 31, 2009 In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net


                     59 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of December 31, 2009 the Fund has required certain counterparties to post collateral of $24,202,759.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of December 31, 2009, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $11,979,372 for which the Fund has posted collateral of $1,344,992. If a contingent feature would have been triggered as of December 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.


                     60 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.


                     61 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended December 31, 2009 was as follows:

                                  CALL OPTIONS                PUT OPTIONS
                            ------------------------   -------------------------
                             NUMBER OF     AMOUNT OF    NUMBER OF     AMOUNT OF
                             CONTRACTS     PREMIUMS     CONTRACTS      PREMIUMS
                            -----------   ----------   -----------   -----------
Options outstanding as of
   September 30, 2009                --   $      --             --     $     --
Options written              48,240,000     331,547    206,800,000      202,221
Options closed or expired   (48,240,000)   (331,547)            --           --
                            -----------   ---------    -----------     --------
Options outstanding as of
   December 31, 2009                 --   $      --    206,800,000     $202,221
                            ===========   =========    ===========     ========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").


                     62 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price


                     63 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

     movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

ILLIQUID OR RESTRICTED SECURITIES As of December 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2009, the Fund had on loan securities valued at $85,781,331. Collateral of $87,749,400 was received for the loans, all of which was received in cash.

UNFUNDED PURCHASE AGREEMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $39,496,432 at December 31, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase agreements. The following agreements are subject to funding based on the borrower's discretion. The Fund is


                     64 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.

As of December 31, 2009, the Fund had unfunded purchase agreements as follows:

                                                  COMMITMENT
                                                 TERMINATION     UNFUNDED
                                                     DATE         AMOUNT
                                                 -----------   -----------
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts.                                                10/23/13   $23,273,123

                                                              COMMITMENT
                                                  INTEREST   TERMINATION     UNFUNDED     UNREALIZED
                                                    RATE         DATE         AMOUNT     DEPRECIATION
                                                  --------   -----------   -----------   ------------
Deutsche Bank AG; An unfunded commitment that
Oppenheimer receives 0.125% quarterly; and will
pay out, upon request, up to 16,223,309 USD to a
Peruvian Trust through Deutsche Bank's Global Note
Program. Upon funding requests, the unfunded
portion decreases and new structured securities
will be created and held by the fund to maintain a
consistent exposure level.                            0.50%      9/20/10   $16,223,309   $   (939,693)

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities          $9,636,735,425
Federal tax cost of other investments      (59,995,426)
                                        --------------
Total federal tax cost                  $9,576,739,999
                                        ==============
Gross unrealized appreciation           $  614,413,906
Gross unrealized depreciation             (811,981,755)
                                        --------------
Net unrealized depreciation             $ (197,567,849)
                                        ==============


                     65 | Oppenheimer Strategic Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010